UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-1485

Exact name of registrant as specified in charter:
Delaware Group Equity Funds III

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end: June 30

Date of reporting period: December 31, 2006

Item 1. Reports to Stockholders


Semiannual Report                                 Delaware
                                                  American Services Fund

                                                  December 31, 2006










                                                  Growth equity mutual fund






[DELAWARE INVESTMENTS LOGO]                       [LOGO] POWERED BY RESEARCH(R)

Table of contents


     > Disclosure of Fund expenses ............................................1

     > Sector allocation and top 10 holdings ..................................2

     > Statement of net assets ................................................3

     > Statement of operations ................................................5

     > Statements of changes in net assets ....................................6

     > Financial highlights ...................................................7

     > Notes to financial statements .........................................12

     > About the organization ................................................16












    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

    (C) 2007 Delaware Distributors, L.P.

Disclosure of Fund expenses


For the period July 1, 2006 to December 31, 2006


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2006 to December 31, 2006.

Actual Expenses

The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect for Class A and Class R shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware American Services Fund
Expense Analysis of an Investment of $1,000

                                                                      Expenses
                            Beginning      Ending                    Paid During
                             Account      Account     Annualized       Period
                              Value        Value       Expense        7/1/06 to
                             7/1/06       12/31/06      Ratios        12/31/06 *
________________________________________________________________________________

Actual Fund Return

Class A                     $1,000.00    $1,095.20      1.37%          $ 7.24
Class B                      1,000.00     1,091.30      2.12%           11.17
Class C                      1,000.00     1,091.30      2.12%           11.17
Class R                      1,000.00     1,093.60      1.62%            8.55
Institutional Class          1,000.00     1,096.20      1.12%            5.92
________________________________________________________________________________

Hypothetical 5% Return (5% return before expenses)

Class A                     $1,000.00    $1,018.30      1.37%          $ 6.97
Class B                      1,000.00     1,014.52      2.12%           10.76
Class C                      1,000.00     1,014.52      2.12%           10.76
Class R                      1,000.00     1,017.04      1.62%            8.24
Institutional Class          1,000.00     1,019.56      1.12%            5.70
________________________________________________________________________________

* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Sector allocation and top 10 holdings


Delaware American Services Fund

As of December 31, 2006


Sector designations may be different than the sector designations presented in other Fund materials.


                                                                    Percentage
Sector                                                             of Net Assets
________________________________________________________________________________

Common Stock                                                          94.58%

Basic Industry/Capital Goods                                           9.32%
Business Services                                                     16.68%
Consumer Durables                                                      1.40%
Consumer Non-Durables                                                 22.23%
Consumer Services                                                     11.26%
Energy                                                                 6.05%
Financials                                                            19.63%
Health Care                                                            3.17%
Technology                                                             1.21%
Transportation                                                         3.63%
________________________________________________________________________________

Repurchase Agreements                                                  4.90%
________________________________________________________________________________

Total Market Value of Securities                                      99.48%
________________________________________________________________________________

Receivables and Other Assets Net of Liabilities                        0.52%
________________________________________________________________________________

Total Net Assets                                                     100.00%
________________________________________________________________________________


Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.


                                                                    Percentage
Top 10 Holdings                                                    of Net Assets
________________________________________________________________________________

Coach                                                                  3.23%
Kohl's                                                                 2.41%
Nutri/System                                                           2.29%
Under Armour Class A                                                   2.22%
Staples                                                                2.04%
Citigroup                                                              2.03%
Veritas DGC                                                            1.99%
Dynamic Materials                                                      1.93%
Precision Castparts                                                    1.92%
Best Buy                                                               1.88%
________________________________________________________________________________

Statement of net assets


Delaware American Services Fund

December 31, 2006 (Unaudited)


                                                  Number of            Market
                                                    Shares             Value
________________________________________________________________________________

Common Stock - 94.58%
________________________________________________________________________________

Basic Industry/Capital Goods - 9.32%
     Caterpillar                                    100,000       $  6,133,000
     Dynamic Materials                              349,900          9,832,190
     General Electric                               132,500          4,930,325
     ITT Industries                                 111,400          6,329,748
     MSC Industrial Direct Class A                  137,400          5,379,210
   + NCI Building Systems                           100,000          5,175,000
     Precision Castparts                            125,000          9,785,000
                                                                  ____________

                                                                    47,564,473
                                                                  ____________
Business Services - 16.68%
   + Bright Horizons
          Family Solutions                           51,400          1,987,124
   + Clean Harbors                                   98,200          4,753,862
     Corporate Executive Board                       63,400          5,560,180
   + Double-Take Software                           176,000          2,266,880
   + Dun & Bradstreet                                69,600          5,762,184
   + Euronet Worldwide                              191,500          5,685,635
   + Fiserv                                         117,100          6,138,382
   + Global Cash Access                             471,500          7,652,445
   + Google Class A                                  10,900          5,019,232
     Marathon Acquisition                           500,000          4,200,000
   + Mobile Mini                                    156,200          4,208,028
   + Monster Worldwide                              126,100          5,881,304
   # NNN Realty Advisors 144A                       250,000          2,500,000
     Paychex                                        172,900          6,836,466
   + Perot Systems Class A                          344,200          5,641,438
     Robert Half International                       90,100          3,344,512
   + VeriFone Holdings                              217,400          7,695,960
                                                                  ____________

                                                                    85,133,632
                                                                  ____________
Consumer Durables - 1.40%
   + Town Sports International Holdings             432,100          7,121,008
                                                                  ____________

                                                                     7,121,008
                                                                  ____________
Consumer Non-Durables - 22.23%
     Best Buy                                       194,500          9,567,455
 +II BJ'S Restaurants                               325,000          6,076,288
   + Carter's                                       163,000          4,156,500
   + Chipotle Mexican Grill Class A                 128,900          7,347,300
   + Coach                                          384,200         16,505,231
   + CROCS                                          165,100          7,132,320
   + Guitar Center                                  127,900          5,814,334
   + Hibbett Sporting Goods                         259,750          7,930,168
   + Kohl's                                         179,400         12,276,342
     Nordstrom                                      117,100          5,777,714
     Staples                                        389,600         10,402,320
   + Starbucks                                      179,700          6,364,974
   + Tractor Supply                                  61,100          2,731,781
   + Under Armour Class A                           224,400         11,320,980
                                                                  ____________

                                                                   113,403,707
                                                                  ____________
Consumer Services - 11.26%
     Ashford Hospitality Trust                      505,600          6,294,720
   + Full House Resorts                             560,000          2,116,800
     International Game Technology                  160,600          7,419,720
   + Life Time Fitness                              154,600          7,499,646
     Marriott International Class A                 173,000          8,255,560
   + Nutri/System                                   184,500         11,695,455
   + Sonic                                          298,600          7,151,470
     Starwood Hotels &
          Resorts Worldwide                         112,700          7,043,750
                                                                  ____________

                                                                    57,477,121
                                                                  ____________
Energy - 6.05%
   + Cal Dive International                         474,600          5,956,230
   + National Oilwell Varco                         116,300          7,115,234
     Smith International                            186,900          7,675,983
   + Veritas DGC                                    118,400         10,138,592
                                                                  ____________

                                                                    30,886,039
                                                                  ____________
Financials - 19.63%
   + Affiliated Managers Group                       61,500          6,465,495
     American Express                                78,300          4,750,461
     Apollo Investment                              271,273          6,076,515
     Bear Stearns                                    29,800          4,850,844
  +# Castlepoint Holdings 144A                      207,000          2,277,000
     Citigroup                                      185,800         10,349,060
     Compass Bancshares                             103,000          6,143,950
  +# Cypress Sharpridge
          Investments 144A                          200,000          2,000,000
   + E Trade Financial                              219,200          4,914,464
     First State Bancorporation                     210,000          5,197,500
     Host Hotels & Resorts                          352,950          8,664,923
     JPMorgan Chase                                 142,400          6,877,920
     Midwest Banc Holdings                          195,700          4,647,875
     Nuveen Investments Class A                      86,300          4,477,244
   + Portfolio Recovery Associates                   99,600          4,650,324
     Wachovia                                       162,500          9,254,375
     Wells Fargo                                    240,800          8,562,848
                                                                  ____________

                                                                   100,160,798
                                                                  ____________
Health Care - 3.17%
     Caremark Rx                                    134,200          7,664,162
   + Medco Health Solutions                         159,200          8,507,648
                                                                  ____________

                                                                    16,171,810
                                                                  ____________
Technology - 1.21%
   + Amdocs                                         158,900          6,157,375
                                                                  ____________

                                                                     6,157,375
                                                                  ____________
Transportation - 3.63%
     Hunt (J.B.) Transport                          214,500          4,455,165
     Knight Transportation                          366,750          6,253,088
     UTi Worldwide                                  262,100          7,836,790
                                                                  ____________

                                                                    18,545,043
                                                                  ____________
Total Common Stock
     (cost $396,279,997)                                           482,621,006
                                                                  ____________


                                                               (continues)     3

Statement of net assets


Delaware American Services Fund


                                                  Principal            Market
                                                   Amount              Value
________________________________________________________________________________

Repurchase Agreements - 4.90%
________________________________________________________________________________

     With BNP Paribas 4.80%
          1/2/07 (dated 12/29/06,
          to be repurchased at
          $9,506,067, collateralized
          by $9,939,000 U.S. Treasury
          Bills due 6/28/07, market
          value $9,700,438)                      $9,501,000       $  9,501,000
     With Cantor Fitzgerald 4.82%
          1/2/07 (dated 12/29/06,
          to be repurchased at
          $11,421,113, collateralized
          by $985,000 U.S. Treasury
          Notes 4.00% due 6/15/09,
          market value $970,512,
          $6,115,000 U.S. Treasury
          Notes 6.125% due 8/15/07,
          market value $6,297,932
          and $4,077,000 U.S.
          Treasury Notes 6.50%
          due 2/15/10, market value
          $4,385,348)                            11,415,000         11,415,000
     With UBS Warburg 4.75%
          1/2/07 (dated 12/29/06,
          to be repurchased at
          $4,079,152, collateralized
          by $4,211,000 U.S. Treasury
          Bills due 3/29/07, market
          value $4,161,988)                       4,077,000          4,077,000
                                                                  ____________

Total Repurchase Agreements
     (cost $24,993,000)                                             24,993,000
                                                                  ____________

Total Market Value of Securities - 99.48%
     (cost $421,272,997)                                           507,614,006

Receivables and Other Assets
     Net of Liabilities - 0.52%                                      2,639,982
                                                                  ____________

Net Assets Applicable to 28,028,548
     Shares Outstanding - 100.00%                                 $510,253,988
                                                                  ____________

Net Asset Value - Delaware American Services Fund
     Class A ($308,439,136 / 16,676,633 Shares)                         $18.50
                                                                        ______

Net Asset Value - Delaware American Services Fund
     Class B ($64,453,287 / 3,648,318 Shares)                           $17.67
                                                                        ______

Net Asset Value - Delaware American Services Fund
     Class C ($115,425,812 / 6,533,612 Shares)                          $17.67
                                                                        ______

Net Asset Value - Delaware American Services Fund
     Class R ($1,686,309 / 91,440 Shares)                               $18.44
                                                                        ______

Net Asset Value - Delaware American Services Fund
     Institutional Class ($20,249,444 / 1,078,545 Shares)               $18.77
                                                                        ______

Components of Net Assets at December 31, 2006:

Shares of beneficial interest
     (unlimited authorization - no par)                           $421,302,274
Accumulated net realized gain on investments                         2,610,705
Net unrealized appreciation of investments                          86,341,009
                                                                  ____________

Total net assets                                                  $510,253,988
                                                                  ____________

+  Non-income producing security for the period ended December 31, 2006.

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2006, the aggregate amount of Rule 144A securities equaled $6,777,000, which represented 1.33% of the Fund's net assets. See Note 8 in "Notes to Financial Statements."

II Restricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At December 31, 2006, the aggregate amount of the restricted security equaled $6,076,288 or 1.19% of the Fund's net assets. See Note 8 in "Notes to Financial Statements."

Net Asset Value and Offering Price Per Share -
     Delaware American Services Fund

Net asset value Class A (A)                                             $18.50
Sales charge (5.75% of offering price) (B)                                1.13
                                                                        ______

Offering price                                                          $19.63
                                                                        ______

(A) Net asset value per share, as illustrated, is the amount which would be paid upon the redemption or repurchase of shares.

(B) See the current prospectus for purchase of $50,000 or more.

See accompanying notes

Statement of operations


Delaware American Services Fund

Six Months Ended December 31, 2006 (Unaudited)


Investment Income:

     Dividends                                                                                          $2,090,039
     Interest                                                                                              644,716     $ 2,734,755
                                                                                                        __________     ___________

Expenses:

     Management fees                                                                                     1,651,195
     Distribution expenses - Class A                                                                       381,696
     Distribution expenses - Class B                                                                       303,069
     Distribution expenses - Class C                                                                       522,703
     Distribution expenses - Class R                                                                         4,357
     Dividend disbursing and transfer agent fees and expenses                                              522,612
     Accounting and administration expenses                                                                 88,064
     Trustees' fees and benefits                                                                            66,424
     Registration fees                                                                                      45,424
     Reports and statements to shareholders                                                                 36,802
     Audit and tax                                                                                          21,886
     Legal fees                                                                                             19,784
     Insurance fees                                                                                          8,459
     Consulting fees                                                                                         6,770
     Custodian fees                                                                                          5,705
     Dues and services                                                                                       1,984
     Trustees' expenses                                                                                      1,176
     Pricing fees                                                                                              797       3,688,907
                                                                                                        __________
     Less waived distribution expenses - Class A                                                                           (63,616)
     Less waived distribution expenses - Class R                                                                              (726)
     Less expense paid indirectly                                                                                           (1,074)
                                                                                                                       ___________

     Total operating expenses                                                                                            3,623,491
                                                                                                                       ___________

Net Investment Loss                                                                                                       (888,736)
                                                                                                                       ___________

Net Realized and Unrealized Gain on Investments:

     Net realized gain on investments                                                                                    4,976,567
     Net change in unrealized appreciation/depreciation of investments                                                  35,578,869
                                                                                                                       ___________

Net Realized and Unrealized Gain on Investments                                                                         40,555,436
                                                                                                                       ___________

Net Increase in Net Assets Resulting from Operations                                                                   $39,666,700
                                                                                                                       ___________

See accompanying notes

Statements of changes in net assets


Delaware American Services Fund


                                                                                                       Six Months
                                                                                                         Ended         Year Ended
                                                                                                        12/31/06         6/30/06
                                                                                                       (Unaudited)
Increase (Decrease) in Net Assets from Operations:

     Net investment loss                                                                              $   (888,736)   $ (2,096,477)
     Net realized gain on investments                                                                    4,976,567      11,867,825
     Net change in unrealized appreciation/depreciation of investments                                  35,578,869      22,722,167
                                                                                                      ____________    ____________

     Net increase in net assets resulting from operations                                               39,666,700      32,493,515
                                                                                                      ____________    ____________

Dividends and Distributions to Shareholders from:

     Net realized gain on investments:
          Class A                                                                                       (5,160,973)              -
          Class B                                                                                       (1,318,427)              -
          Class C                                                                                       (2,257,798)              -
          Class R                                                                                          (30,195)              -
          Institutional Class                                                                             (369,702)              -
                                                                                                      ____________    ____________

                                                                                                        (9,137,095)              -
                                                                                                      ____________    ____________
Capital Share Transactions:

     Proceeds from shares sold:
          Class A                                                                                       79,082,619     133,598,984
          Class B                                                                                        5,147,300      22,799,417
          Class C                                                                                       16,963,736      53,220,818
          Class R                                                                                          355,213       1,195,865
          Institutional Class                                                                            2,463,138      18,013,684

     Net asset value of shares issued upon reinvestment of dividends and distributions:
          Class A                                                                                        4,694,656               -
          Class B                                                                                        1,260,128               -
          Class C                                                                                        2,152,494               -
          Class R                                                                                           30,195               -
          Institutional Class                                                                              365,221               -
                                                                                                      ____________    ____________

                                                                                                       112,514,700     228,828,768
                                                                                                      ____________    ____________
     Cost of shares repurchased:
          Class A                                                                                      (30,920,818)    (59,263,394)
          Class B                                                                                       (4,780,352)     (7,927,640)
          Class C                                                                                      (11,268,030)    (11,956,069)
          Class R                                                                                          (13,903)         (1,821)
          Institutional Class                                                                           (1,919,545)     (3,642,450)
                                                                                                      ____________    ____________

                                                                                                       (48,902,648)    (82,791,374)
                                                                                                      ____________    ____________

Increase in net assets derived from capital share transactions                                          63,612,052     146,037,394
                                                                                                      ____________    ____________

Net Increase in Net Assets                                                                              94,141,657     178,530,909

Net Assets:

     Beginning of period                                                                               416,112,331     237,581,422
                                                                                                      ____________    ____________

     End of period (there was no undistributed net investment income at either period end)            $510,253,988    $416,112,331
                                                                                                      ____________    ____________

See accompanying notes

Financial highlights


Delaware American Services Fund Class A


Selected data for each share of the Fund outstanding throughout each period were as follows:



                                                             Six Months                        Year Ended
                                                               Ended        ________________________________________________________
                                                            12/31/06 (1)
                                                            (Unaudited)     6/30/06     6/30/05     6/30/04     6/30/03     6/30/02
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                            $17.270     $15.510     $14.400     $11.260     $10.890     $10.160

Income (loss) from investment operations:

Net investment loss (2)                                          (0.012)     (0.052)     (0.074)     (0.077)     (0.011)     (0.039)
Net realized and unrealized gain on investments                   1.610       1.812       1.620       3.457       1.232       0.784
                                                                _______     _______     _______     _______     _______     _______

Total from investment operations                                  1.598       1.760       1.546       3.380       1.221       0.745
                                                                _______     _______     _______     _______     _______     _______

Less dividends and distributions from:

Net realized gain on investments                                 (0.368)          -      (0.436)     (0.240)     (0.851)     (0.015)
                                                                _______     _______     _______     _______     _______     _______

Total dividends and distributions                                (0.368)          -      (0.436)     (0.240)     (0.851)     (0.015)
                                                                _______     _______     _______     _______     _______     _______

Net asset value, end of period                                  $18.500     $17.270     $15.510     $14.400     $11.260     $10.890
                                                                _______     _______     _______     _______     _______     _______

Total return (3)                                                  9.52%      11.35%      11.30%      30.29%      12.92%       7.34%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                        $308,439    $237,455    $144,146     $48,662      $6,397      $3,778
Ratio of expenses to average net assets                           1.37%       1.36%       1.41%       1.38%       1.22%       1.45%
Ratio of expenses to average net assets
     prior to expense limitation and expenses paid indirectly     1.42%       1.41%       1.47%       1.56%       2.10%       2.96%
Ratio of net investment loss to average net assets               (0.13%)     (0.32%)     (0.51%)     (0.58%)     (0.12%)     (0.37%)
Ratio of net investment loss to average net assets
     prior to expense limitation and expenses paid indirectly    (0.18%)     (0.37%)     (0.57%)     (0.76%)     (1.00%)     (1.88%)
Portfolio turnover                                                  58%         78%        128%        199%        153%        311%
____________________________________________________________________________________________________________________________________

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitations not been in effect.

See accompanying notes


                                                               (continues)     7

Financial highlights


Delaware American Services Fund Class B


Selected data for each share of the Fund outstanding throughout each period were as follows:



                                                             Six Months                        Year Ended
                                                               Ended        ________________________________________________________
                                                            12/31/06 (1)
                                                            (Unaudited)     6/30/06     6/30/05     6/30/04     6/30/03     6/30/02
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                            $16.570     $15.000     $14.040     $11.070     $10.800     $10.140

Income (loss) from investment operations:

Net investment loss (2)                                          (0.074)     (0.172)     (0.179)     (0.173)     (0.080)     (0.119)
Net realized and unrealized gain on investments                   1.542       1.742       1.575       3.383       1.201       0.794
                                                                _______     _______     _______     _______     _______     _______

Total from investment operations                                  1.468       1.570       1.396       3.210       1.121       0.675
                                                                _______     _______     _______     _______     _______     _______

Less dividends and distributions from:

Net realized gain on investments                                 (0.368)          -      (0.436)     (0.240)     (0.851)     (0.015)
                                                                _______     _______     _______     _______     _______     _______

Total dividends and distributions                                (0.368)          -      (0.436)     (0.240)     (0.851)     (0.015)
                                                                _______     _______     _______     _______     _______     _______


Net asset value, end of period                                  $17.670     $16.570     $15.000     $14.040     $11.070     $10.800
                                                                _______     _______     _______     _______     _______     _______


Total return (3)                                                  9.13%      10.47%      10.50%      29.26%      12.04%       6.66%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                         $64,453     $58,797     $39,238     $14,053      $4,838      $3,484
Ratio of expenses to average net assets                           2.12%       2.11%       2.16%       2.13%       1.97%       2.20%
Ratio of expenses to average net assets
     prior to expense limitation and expenses paid indirectly     2.12%       2.11%       2.17%       2.26%       2.81%       3.71%
Ratio of net investment loss to average net assets               (0.88%)     (1.07%)     (1.26%)     (1.33%)     (0.87%)     (1.12%)
Ratio of net investment loss to average net assets
     prior to expense limitation and expenses paid indirectly    (0.88%)     (1.07%)     (1.27%)     (1.46%)     (1.71%)     (2.63%)
Portfolio turnover                                                  58%         78%        128%        199%        153%        311%
____________________________________________________________________________________________________________________________________

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Delaware American Services Fund Class C


Selected data for each share of the Fund outstanding throughout each period were as follows:



                                                             Six Months                        Year Ended
                                                               Ended        ________________________________________________________
                                                            12/31/06 (1)
                                                            (Unaudited)     6/30/06     6/30/05     6/30/04     6/30/03     6/30/02
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                            $16.570     $15.000     $14.040     $11.060     $10.790     $10.140

Income (loss) from investment operations:

Net investment loss (2)                                          (0.074)     (0.172)     (0.178)     (0.173)     (0.080)     (0.120)

Net realized and unrealized gain on investments                   1.542       1.742       1.574       3.393       1.201       0.785
                                                                _______     _______     _______     _______     _______     _______

Total from investment operations                                  1.468       1.570       1.396       3.220       1.121       0.665
                                                                _______     _______     _______     _______     _______     _______

Less dividends and distributions from:

Net realized gain on investments                                 (0.368)          -      (0.436)     (0.240)     (0.851)     (0.015)
                                                                _______     _______     _______     _______     _______     _______

Total dividends and distributions                                (0.368)          -      (0.436)     (0.240)     (0.851)     (0.015)
                                                                _______     _______     _______     _______     _______     _______


Net asset value, end of period                                  $17.670     $16.570     $15.000     $14.040     $11.060     $10.790
                                                                _______     _______     _______     _______     _______     _______


Total return (3)                                                  9.13%      10.47%      10.50%      29.26%      12.15%       6.57%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                        $115,426    $100,628     $52,263      $8,614        $778        $536
Ratio of expenses to average net assets                           2.12%       2.11%       2.16%       2.13%       1.97%       2.20%
Ratio of expenses to average net assets
     prior to expense limitation and expenses paid indirectly     2.12%       2.11%       2.17%       2.26%       2.81%       3.71%
Ratio of net investment loss to average net assets               (0.88%)     (1.07%)     (1.26%)     (1.33%)     (0.87%)     (1.12%)
Ratio of net investment loss to average net assets
     prior to expense limitation and expenses paid indirectly    (0.88%)     (1.07%)     (1.27%)     (1.46%)     (1.71%)     (2.63%)
Portfolio turnover                                                  58%         78%        128%        199%        153%        311%
____________________________________________________________________________________________________________________________________

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes


                                                               (continues)     9

Financial highlights


Delaware American Services Fund Class R


Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                                          Six Months    10/1/05 (1)
                                                                                                            Ended            to
                                                                                                         12/31/06 (2)     6/30/06
                                                                                                         (Unaudited)
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                                                                       $17.240      $15.750

Income (loss) from investment operations:

Net investment loss (3)                                                                                     (0.033)      (0.078)
Net realized and unrealized gain on investments                                                              1.601        1.568
                                                                                                           _______      _______

Total from investment operations                                                                             1.568        1.490
                                                                                                           _______      _______

Less dividends and distributions from:

Net realized gain on investments                                                                            (0.368)           -
                                                                                                           _______      _______

Total dividends and distributions                                                                           (0.368)           -
                                                                                                           _______      _______


Net asset value, end of period                                                                             $18.440      $17.240
                                                                                                           _______      _______

Total return (4)                                                                                             9.36%        9.46%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                                                                     $1,686       $1,193
Ratio of expenses to average net assets                                                                      1.62%        1.63%
Ratio of expenses to average net assets
     prior to expense limitation and expenses paid indirectly                                                1.72%        1.73%
Ratio of net investment loss to average net assets                                                          (0.38%)      (0.63%)
Ratio of net investment loss to average net assets
     prior to expense limitation and expenses paid indirectly                                               (0.48%)      (0.73%)
Portfolio turnover                                                                                             58%          78% (5)
____________________________________________________________________________________________________________________________________

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

(5) The portfolio turnover is representative of the entire Fund for the year ended June 30, 2006.

See accompanying notes

Delaware American Services Fund Institutional Class


Selected data for each share of the Fund outstanding throughout each period were as follows:



                                                             Six Months                        Year Ended
                                                               Ended        ________________________________________________________
                                                            12/31/06 (1)
                                                            (Unaudited)     6/30/06     6/30/05     6/30/04     6/30/03     6/30/02
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                            $17.500     $15.680     $14.520     $11.320     $10.930     $10.160

Income (loss) from investment operations:

Net investment income (loss) (2)                                  0.010      (0.010)     (0.037)     (0.043)      0.013      (0.012)
Net realized and unrealized gain on investments                   1.628       1.830       1.633       3.483       1.228       0.797
                                                                _______     _______     _______     _______     _______     _______

Total from investment operations                                  1.638       1.820       1.596       3.440       1.241       0.785
                                                                _______     _______     _______     _______     _______     _______

Less dividends and distributions from:

Net realized gain on investments                                 (0.368)          -      (0.436)     (0.240)     (0.851)     (0.015)
                                                                _______     _______     _______     _______     _______     _______

Total dividends and distributions                                (0.368)          -      (0.436)     (0.240)     (0.851)     (0.015)
                                                                _______     _______     _______     _______     _______     _______


Net asset value, end of period                                  $18.770     $17.500     $15.680     $14.520     $11.320     $10.930
                                                                _______     _______     _______     _______     _______     _______


Total return (3)                                                  9.62%      11.61%      11.63%      30.46%      13.18%       7.73%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                         $20,250     $18,039      $1,934      $1,133      $8,427      $3,237
Ratio of expenses to average net assets                           1.12%       1.11%       1.16%       1.13%       0.97%       1.20%
Ratio of expenses to average net assets
     prior to expense limitation and expenses paid indirectly     1.12%       1.11%       1.17%       1.26%       1.81%       2.71%
Ratio of net investment income (loss) to average net assets       0.12%      (0.07%)     (0.26%)     (0.33%)      0.13%      (0.12%)
Ratio of net investment income (loss) to average net assets
     prior to expense limitation and expenses paid indirectly     0.12%      (0.07%)     (0.27%)     (0.46%)     (0.71%)     (1.63%)
Portfolio turnover                                                  58%         78%        128%        199%        153%        311%
____________________________________________________________________________________________________________________________________

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Notes to financial statements


Delaware American Services Fund

December 31, 2006 (Unaudited)


Delaware Group Equity Funds III (the "Trust") is organized as a Delaware statutory trust and offers three series: Delaware American Services Fund, Delaware Small Cap Growth Fund, and Delaware Trend Fund. These financial statements and the related notes pertain to Delaware American Services Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek to provide long-term capital growth.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Fund net asset value calculations as late as the Fund's last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on December 31, 2007. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $2,192 for the six months ended December 31, 2006. In general, best execution refers to many factors including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee computed at the annual rate 0.04% of such Fund's average daily net assets for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. DDLP has contracted to waive distribution and service fees through October 31, 2007, in order to prevent distribution and service fees of Class A shares from exceeding 0.25% of average daily net assets and Class R shares from exceeding 0.50% of average daily net assets. Institutional Class shares pay no distribution and service expenses.

At December 31, 2006, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC                              $314,531
Dividend disbursing, transfer agent, accounting
     and administration fees and other expenses
     payable to DSC                                                    106,535
Distribution fee payable to DDLP                                       215,005
Other expenses payable to DMC and affiliates*                           62,028

* DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis.Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates' employees. For the six months ended December 31, 2006, the Fund was charged $11,621 for internal legal and tax services provided by DMC and/or its affililates' employees.

For the six months ended December 31, 2006, DDLP earned $93,908 for commissions on sales of the Fund's Class A shares. For the six months ended December 31, 2006, DDLP received gross contingent deferred sales charge commissions of $66, $48,107 and $14,304 on redemption of the Fund's Class A, Class B, and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees' fees and benefits include expenses accrued by the Fund for each Trustee's retainer, per meeting fees and retirement benefits. Independent Trustees with over five years of uninterrupted service are eligible to participate in a retirement plan that provides for the payment of benefits upon retirement. The amount of the retirement benefit is determined based on factors set forth in the plan, including the number of years of service. On November 16, 2006, the Board of Trustees of the Fund unanimously voted to terminate the retirement plan. Payments equal to the net present value of the earned benefits will be made in 2007 to those independent Trustees so entitled. The retirement benefit payout for the Fund is $53,485. Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Investments

For the six months ended December 31, 2006, the Fund made purchases of $172,848,713 and sales of $120,460,204 of investment securities other than short-term investments.

At December 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At December 31, 2006, the cost of investments was $421,973,934. At December 31, 2006, the net unrealized appreciation was $85,640,072, of which $87,746,747 related to unrealized appreciation of investments and $2,106,675 related to unrealized depreciation of investments.


                                                              (continues)     13

Notes to financial statements


Delaware American Services Fund


4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. There were no dividends and distributions during the year ended June 30, 2006. The tax character of dividends and distributions paid during the six months ended December 31, 2006 was as follows:

                                                                    Six Months
                                                                      Ended
                                                                    12/31/06 *
Long-term capital gain                                              $9,137,095

* Tax information for the six months ended December 31, 2006 is an estimate and the tax character of dividends may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of December 31, 2006, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest                                     $421,302,274
Undistributed ordinary income                                          245,345
Undistributed long-term capital gains                                3,159,055
Post-October losses                                                    (92,758)
Unrealized appreciation of investments                              85,640,072
                                                                  ____________

Net assets                                                        $510,253,988
                                                                  ____________

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

Post-October losses represent losses realized on investment transactions from November 1, 2006 through December 31, 2006 that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications. For the six months ended December 31, 2006, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Accumulated net investment loss                                       $888,736
Accumulated net realized gain (loss)                                  (888,736)

6. Capital Shares

Transactions in capital shares were as follows:

                                                 Six Months            Year
                                                   Ended               Ended
                                                  12/31/06            6/30/06
Shares sold:
     Class A                                      4,436,151          8,046,641
     Class B                                        309,097          1,426,350
     Class C                                      1,008,842          3,330,578
     Class R                                         21,181             69,352
     Institutional Class                            136,340          1,121,474

Shares issued upon reinvestment of
   dividends and distributions:
     Class A                                        284,954                  -
     Class B                                         79,900                  -
     Class C                                        136,452                  -
     Class R                                          1,835                  -
     Institutional Class                             21,859                  -
                                                 __________         __________

                                                  6,436,611         13,994,395
                                                 __________         __________
Shares repurchased:
     Class A                                     (1,797,947)        (3,586,178)
     Class B                                       (289,170)          (493,546)
     Class C                                       (684,534)          (742,053)
     Class R                                           (822)              (106)
     Institutional Class                           (110,531)          (213,959)
                                                 __________         __________

                                                 (2,883,004)        (5,035,842)
                                                 __________         __________

Net increase                                      3,553,607          8,958,553
                                                 __________         __________

For the six months ended December 31, 2006 and the year ended June 30, 2006, 45,501 Class B shares were converted to 43,512 Class A shares valued at $773,097 and 76,228 Class B shares were converted to 73,311 Class A shares valued at $1,209,592, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and in the Statements of Changes in Net Assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments(R) Family of Funds (the "Participants"), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of December 31, 2006, or at any time during the period then ended.

8. Credit and Market Risk

The Fund concentrates its investments in companies management believes will benefit from advances in financial services, business services or consumer services sectors. As a result, the value of the Fund's shares can be expected to fluctuate in response to factors affecting the industries in which these companies operate, and may fluctuate more widely than a fund that invests in a broader range of industries. The Fund may be more susceptible to a single economic, political or regulatory occurrence affecting these companies than other mutual funds not concentrating their investments in these industries.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At December 31, 2006, no securities have been determined to be illiquid under the Fund's Liquidity Procedures. Rule 144A securities have been identified on the Statement of Net Assets.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

About the organization


This semiannual report is for the information of Delaware American Services Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware American Services Fund and the Delaware Investments(R) Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


Board of trustees


Patrick P. Coyne

Chairman, President, and
Chief Executive Officer
Delaware Investments Family of
Funds Philadelphia, PA

Thomas L. Bennett

Private Investor
Rosemont, PA

John A. Fry

President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr

Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth

Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven

Consultant
ARL Associates
New York, NY

Thomas F. Madison

President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans

Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher

Founder
Investor Analytics
Scottsdale, AZ


Affiliated officers


David F. Connor

Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

David P. O'Connor

Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

John J. O'Connor

Senior Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus

Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA


Contact information


Investment manager

Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor

Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent

Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders

800 523-1918

For securities dealers and financial
institutions representatives only

800 362-7500

Web site

www.delawareinvestments.com


Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.

Get shareholder reports and prospectuses online instead of in the mail.

> Visit www.delawareinvestments.com/edelivery

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you to conduct your business online. Gain 24-hour access to your account and one of the highest levels of Web security available. You also get:

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o Less mail clutter - Get instant access to your fund materials online with
  Delaware eDelivery.

Register for Account Access today! Please visit us at www.delawareinvestments.com, select Individual Investors, and click Account Access.

Please call our Shareholder Service Center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern Time, for assistance with any questions.




[DELAWARE INVESTMENTS LOGO]










(1386)                                                        Printed in the USA
SA-496 [12/06] CGI 2/07                                     MF-07-01-381 PO11592

Semiannual Report                                 Delaware
                                                  Small Cap Growth Fund

                                                  December 31, 2006










                                                  Growth equity mutual fund






[DELAWARE INVESTMENTS LOGO]                       [LOGO] POWERED BY RESEARCH(R)

Table of contents


     > Disclosure of Fund expenses ............................................1

     > Sector allocation and top 10 holdings ..................................2

     > Statement of net assets ................................................3

     > Statement of operations ................................................5

     > Statements of changes in net assets ....................................6

     > Financial highlights ...................................................7

     > Notes to financial statements .........................................12

     > About the organization ................................................16












       Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

       Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

       (C) 2007 Delaware Distributors, L.P.

Disclosure of Fund expenses


For the period July 1, 2006 to December 31, 2006


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2006 to December 31, 2006.

Actual Expenses

The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.


Delaware Small Cap Growth Fund
Expense Analysis of an Investment of $1,000

                                                                       Expenses
                       Beginning         Ending                      Paid During
                        Account          Account      Annualized       Period
                         Value            Value        Expense        7/1/06 to
                        7/1/06          12/31/06        Ratios        12/31/06*
________________________________________________________________________________

Actual Fund Return

Class A                $1,000.00        $1,066.60        1.67%         $ 8.70
Class B                 1,000.00         1,063.60        2.42%          12.59
Class C                 1,000.00         1,063.60        2.42%          12.59
Class R                 1,000.00         1,066.40        1.92%          10.00
Institutional Class     1,000.00         1,067.50        1.42%           7.40
________________________________________________________________________________

Hypothetical 5% Return (5% return before expenses)

Class A                $1,000.00        $1,016.79        1.67%         $ 8.49
Class B                 1,000.00         1,013.01        2.42%          12.28
Class C                 1,000.00         1,013.01        2.42%          12.28
Class R                 1,000.00         1,015.53        1.92%           9.75
Institutional Class     1,000.00         1,018.05        1.42%           7.22
________________________________________________________________________________

* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Sector allocation and top 10 holdings


Delaware Small Cap Growth Fund

As of December 31, 2006


Sector designations may be different than the sector designations presented in other Fund materials.


                                                                     Percentage
Sector                                                             of Net Assets
________________________________________________________________________________

Common Stock \                                                        98.82%

Basic Industry/Capital Goods                                           8.89%
Business Services                                                      5.04%
Consumer Durables                                                      2.20%
Consumer Non-Durables                                                 13.06%
Consumer Services                                                      7.73%
Energy                                                                 5.99%
Financials                                                            11.37%
Health Care                                                           17.78%
Technology                                                            25.00%
Transportation                                                         1.76%
________________________________________________________________________________

Federal Agency (Discount Notes)                                        1.10%
________________________________________________________________________________

Total Market Value of Securities                                      99.92%
________________________________________________________________________________

Receivables and Other Assets Net of Liabilities                        0.08%
________________________________________________________________________________

Total Net Assets                                                     100.00%
________________________________________________________________________________

 \ Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.


Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.


                                                                     Percentage
Top 10 Holdings                                                    of Net Assets
________________________________________________________________________________

Coach                                                                  3.29%

Under Armour Class A                                                   2.75%

First Cash Financial Services                                          2.20%

Lincoln Electric Holdings                                              2.12%

Polycom                                                                2.07%

Amerisafe                                                              2.04%

Akamai Technologies                                                    2.01%

Dynamic Materials                                                      1.94%

Micrus Endovascular                                                    1.94%

Nastech Pharmaceutical                                                 1.91%
________________________________________________________________________________

Statement of net assets


Delaware Small Cap Growth Fund

December 31, 2006 (Unaudited)


                                                   Number of          Market
                                                    Shares             Value
________________________________________________________________________________

Common Stock - 98.82% \
________________________________________________________________________________

Basic Industry/Capital Goods - 8.89%
   + Basin Water                                      32,400      $     219,348
   + Ceradyne                                          9,500            536,750
     Dynamic Materials                                19,500            547,950
   + Hexcel                                           11,300            196,733
     Lincoln Electric Holdings                         9,900            598,158
   + NCI Building Systems                              7,900            408,825
                                                                  _____________

                                                                      2,507,764
                                                                  _____________
Business Services - 5.04%
   + Advisory Board                                    7,200            385,488
   + Clean Harbors                                     5,400            261,414
     FactSet Research Systems                          4,700            265,456
   + Portfolio Recovery Associates                    10,900            508,921
                                                                  _____________

                                                                      1,421,279
                                                                  _____________
Consumer Durables - 2.20%
   + Williams Scotsman International                  12,700            249,174
   + WMS Industries                                   10,700            373,002
                                                                  _____________

                                                                        622,176
                                                                  _____________
Consumer Non-Durables - 13.06%
   + Carter's                                          9,900            252,450
   + Coach                                            21,600            927,936
   + Guitar Center                                     7,600            345,496
   + Gymboree                                          9,200            351,072
   + Hibbett Sporting Goods                           16,637            507,928
   + Physicians Formula Holdings                       8,000            149,520
   + Tractor Supply                                    4,200            187,782
   + Under Armour Class A                             15,400            776,930
   + Volcom                                            6,300            186,291
                                                                  _____________

                                                                      3,685,405
                                                                  _____________
Consumer Services - 7.73%
   + BJ's Restaurants                                 17,000            343,570
   + Chipotle Mexican Grill Class A                    4,100            233,700
   + First Cash Financial Services                    24,000            620,880
   + Life Time Fitness                                 7,600            368,676
   + priceline.com                                     5,400            235,494
   + Sonic                                            15,825            379,009
                                                                  _____________

                                                                      2,181,329
                                                                  _____________
Energy - 5.99%
   + Basic Energy Services                            17,300            426,445
   + Cal Dive International                           26,300            330,065
     Carbo Ceramics                                    8,400            313,908
   + First Solar                                       7,300            217,540
   + Input/Output                                     29,600            403,448
                                                                  _____________

                                                                      1,691,406
                                                                  _____________
Financials - 11.37%
     American Equity Investment Life                  13,900            181,117
   + Amerisafe                                        37,200            575,112
     Delphi Financial Group Class A                   12,550            507,773
   + Euronet Worldwide                                11,000            326,590
     Midwest Banc Holdings                            11,900            282,625
     RAIT Investment Trust                            14,300            493,064
   + Signature Bank                                   10,200            315,996
     Sterling Financial                                6,100            206,241
     United Fire & Casualty                            9,100            320,775
                                                                  _____________

                                                                      3,209,293
                                                                  _____________
Health Care - 17.78%
   + Align Technology                                 13,400            187,198
   + Cardiome Pharma                                  11,600            129,340
   + Combinatorx                                      10,700             92,662
   + Conceptus                                        15,600            332,124
   + CV Therapeutics                                  21,500            300,140
   + Digene                                            7,000            335,440
   + Home Diagnostics                                  9,800            103,880
   + Immucor                                          10,812            316,035
   + Keryx Biopharmaceuticals                         24,000            319,200
   + MGI Pharma                                       15,900            292,719
   + Micrus Endovascular                              28,700            547,596
   + Nastech Pharmaceutical                           35,700            540,141
   + Nektar Therapeutics                              10,400            158,184
   + PDL BioPharma                                    21,500            433,010
   + Rigel Pharmaceuticals                            24,600            292,002
   + Telik                                            25,000            110,750
   + United Therapeutics                               9,700            527,389
                                                                  _____________

                                                                      5,017,810
                                                                  _____________
Technology - 25.00%
   + Akamai Technologies                              10,700            568,384
   + Allot Communications                             19,997            234,165
   + Cray                                             14,900            177,012
   + Cymer                                             6,400            281,280
   + Emageon                                          18,400            282,624
   + ESCO Technologies                                 7,600            345,344
   + Informatica                                      15,100            184,371
   + Macrovision                                       8,500            240,210
     Marchex                                          16,800            224,784
   + Microsemi                                        19,800            389,070
   + NutriSystem                                       7,500            475,425
   + Occam Networks                                    5,000             82,500
   + Polycom                                          18,900            584,198
   + Powerwave Technologies                           51,800            334,110
   + Rackable Systems                                 12,800            396,416
   + SiRF Technology Holdings                          8,900            227,128
   + Symmetricom                                      29,300            261,356
   + Tessera Technologies                              7,900            318,686
   + TIBCO Software                                   36,900            348,336
   + Trident Microsystems                             12,500            227,250
   + Varian Semiconductor Equipment                    8,200            373,264
   + VeriFone Holdings                                14,100            499,140
                                                                  _____________

                                                                      7,055,053
                                                                  _____________
Transportation - 1.76%
     Knight Transportation                            20,162            343,762
   + Universal Truckload Services                      6,500            154,375
                                                                  _____________

                                                                        498,137
                                                                  _____________

Total Common Stock (cost $20,811,739)                                27,889,652
                                                                  _____________


                                                               (continues)     3

Statement of net assets


Delaware Small Cap Growth Fund


                                                   Principal          Market
                                                    Amount             Value
_______________________________________________________________________________

^ Federal Agency (Discount Notes) - 1.10%
_______________________________________________________________________________

     Federal Home Loan Bank 4.899% 1/2/07           $110,000        $   109,985
     Freddie Mac 5.182% 1/16/07                      200,000            199,570
                                                                    ___________

Total Federal Agency (Discount Notes)
     (cost $309,555)                                                    309,555
                                                                    ___________

Total Market Value of Securities - 99.92%
     (cost $21,121,294)                                              28,199,207

Receivables and Other Assets
     Net of Liabilities - 0.08%                                          21,833
                                                                    ___________

Net Assets Applicable to 2,445,110
     Shares Outstanding - 100.00%                                   $28,221,040
                                                                    ___________

Net Asset Value - Delaware Small Cap Growth Fund
     Class A ($12,919,093 / 1,096,336 Shares)                            $11.78
                                                                         ______

Net Asset Value - Delaware Small Cap Growth Fund
     Class B ($4,177,995 / 369,793 Shares)                               $11.30
                                                                         ______

Net Asset Value - Delaware Small Cap Growth Fund
     Class C ($9,029,312 / 799,149 Shares)                               $11.30
                                                                         ______

Net Asset Value - Delaware Small Cap Growth Fund
     Class R ($2,093,934 / 179,773 Shares)                               $11.65
                                                                         ______

Net Asset Value - Delaware Small Cap Growth Fund
     Institutional Class ($706 / 59.2 Shares)                            $11.93
                                                                         ______


Components of Net Assets at December 31, 2006:

Shares of beneficial interest
     (unlimited authorization - no par)                             $20,988,493
Accumulated net realized gain on investments                            154,634
Net unrealized appreciation of investments                            7,077,913
                                                                    ___________

Total net assets                                                    $28,221,040
                                                                    ___________

 \ Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

 + Non-income producing security for the period ended December 31, 2006.

 ^ Zero coupon security. The rate shown is the yield at the time of purchase.


Net Asset Value and Offering Price Per Share -
     Delaware Small Cap Growth Fund

Net asset value Class A (A)                                          $11.78
Sales charge (5.75% of offering price) (B)                             0.72
                                                                     ______

Offering price                                                       $12.50
                                                                     ______

(A) Net asset value per share, as illustrated, is the amount which would be paid upon the redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

Statement of operations


Delaware Small Cap Growth Fund

Six Months Ended December 31, 2006 (Unaudited)


Investment Income:

     Dividends                                                                                            $ 56,471
     Interest                                                                                               22,705
     Foreign tax withheld                                                                                      (60)    $    79,116
                                                                                                          ________     ___________

Expenses:

     Management fees                                                                                       142,760
     Distribution expenses - Class A                                                                        20,231
     Distribution expenses - Class B                                                                        22,028
     Distribution expenses - Class C                                                                        44,998
     Distribution expenses - Class R                                                                         5,174
     Dividend disbursing and transfer agent fees and expenses                                               84,695
     Registration fees                                                                                      31,353
     Reports and statements to shareholders                                                                 12,893
     Audit and tax                                                                                           6,245
     Accounting and administration expenses                                                                  5,710
     Trustees' fees and benefits                                                                             4,159
     Custodian fees                                                                                          3,692
     Dues and services                                                                                       2,080
     Legal fees                                                                                              1,284
     Pricing fees                                                                                            1,251
     Insurance fees                                                                                            368
     Consulting fees                                                                                           444
     Taxes (other than taxes on income)                                                                         76
     Trustees' expenses                                                                                         74         389,515
                                                                                                          ________

     Less expenses absorbed or waived                                                                                      (93,271)
     Less waived distribution expenses - Class A                                                                            (3,372)
     Less waived distribution expenses - Class R                                                                              (862)
     Less expense paid indirectly                                                                                           (1,291)
                                                                                                                       ___________

     Total operating expenses                                                                                              290,719
                                                                                                                       ___________

Net Investment Loss                                                                                                       (211,603)
                                                                                                                       ___________

Net Realized and Unrealized Gain on Investments:

     Net realized gain on investments                                                                                      985,799
     Net change in unrealized appreciation/depreciation of investments                                                     872,173
                                                                                                                       ___________

Net Realized and Unrealized Gain on Investments                                                                          1,857,972
                                                                                                                       ___________

Net Increase in Net Assets Resulting from Operations                                                                   $ 1,646,369
                                                                                                                       ___________

See accompanying notes

Statements of changes in net assets


Delaware Small Cap Growth Fund

                                                                                                   Six Months
                                                                                                     Ended          Year Ended
                                                                                                    12/31/06         6/30/06
                                                                                                  (Unaudited)
Increase (Decrease) in Net Assets from Operations:

     Net investment loss                                                                        $   (211,603)      $   (483,596)
     Net realized gain on investments                                                                985,799          3,024,337
     Net change in unrealized appreciation/depreciation of investments                               872,173            481,363
                                                                                                ____________       ____________

     Net increase in net assets resulting from operations                                          1,646,369          3,022,104
                                                                                                ____________       ____________

Dividends and Distributions to Shareholders from:

     Net realized gain on investments:
          Class A                                                                                   (953,003)          (765,395)
          Class B                                                                                   (323,967)          (299,729)
          Class C                                                                                   (661,091)          (474,449)
          Class R                                                                                   (123,429)           (80,192)
          Institutional Class                                                                            (46)               (32)
                                                                                                ____________       ____________

                                                                                                  (2,061,536)        (1,619,797)
                                                                                                ____________       ____________

Capital Share Transactions:

     Proceeds from shares sold:
          Class A                                                                                  1,476,138          8,685,927
          Class B                                                                                    246,203            944,126
          Class C                                                                                    566,541          2,800,963
          Class R                                                                                    702,726          1,171,549

     Net asset value of shares issued upon reinvestment of dividends and distributions:
          Class A                                                                                    900,754            659,402
          Class B                                                                                    307,888            280,469
          Class C                                                                                    637,798            403,966
          Class R                                                                                    123,429             59,821
          Institutional Class                                                                             46                 32
                                                                                                ____________       ____________

                                                                                                   4,961,523         15,006,255
                                                                                                ____________       ____________

     Cost of shares repurchased:
          Class A                                                                                 (4,231,241)        (9,153,145)
          Class B                                                                                 (1,157,986)        (2,078,892)
          Class C                                                                                 (1,526,978)        (2,600,745)
          Class R                                                                                   (379,617)        (1,200,872)
          Institutional Class                                                                              -             (7,444)
                                                                                                ____________       ____________

                                                                                                  (7,295,822)       (15,041,098)
                                                                                                ____________       ____________

Decrease in net assets derived from capital share transactions                                    (2,334,299)           (34,843)
                                                                                                ____________       ____________

Net Increase (Decrease) in Net Assets                                                             (2,749,466)         1,367,464

Net Assets:

     Beginning of period                                                                          30,970,506         29,603,042
                                                                                                ____________       ____________

     End of period (there was no undistributed net investment income at either period end)      $ 28,221,040       $ 30,970,506
                                                                                                ____________       ____________

See accompanying notes

Financial highlights


Delaware Small Cap Growth Fund Class A


Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                              Six Months                     Year Ended
                                                                Ended      ____________________________________________  7/31/01 (2)
                                                            12/31/06 (1)                                                   to
                                                             (Unaudited)    6/30/06    6/30/05      6/30/04     6/30/03  6/30/02
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                            $11.890     $11.300    $11.260      $ 9.170     $ 8.130     $ 8.500

Income (loss) from investment operations:

Net investment loss (3)                                          (0.063)     (0.134)    (0.138)      (0.105)     (0.083)     (0.059)
Net realized and unrealized gain (loss) on investments            0.780       1.325      0.291        2.195       1.123      (0.311)
                                                                _______     _______    _______      _______     _______     _______

Total from investment operations                                  0.717       1.191      0.153        2.090       1.040      (0.370)
                                                                _______     _______    _______      _______     _______     _______

Less dividends and distributions from:

Net realized gain on investments                                 (0.827)     (0.601)    (0.113)           -           -           -
                                                                _______     _______    _______      _______     _______     _______

Total dividends and distributions                                (0.827)     (0.601)    (0.113)           -           -           -
                                                                _______     _______    _______      _______     _______     _______


Net asset value, end of period                                  $11.780     $11.890    $11.300      $11.260     $ 9.170     $ 8.130
                                                                _______     _______    _______      _______     _______     _______


Total return (4)                                                  6.66%      10.70%      1.51%       22.79%      12.79%      (4.35%)


Ratios and supplemental data:

Net assets, end of period (000 omitted)                         $12,919     $14,941    $14,045      $25,035     $ 3,586     $ 1,130
Ratio of expenses to average net assets                           1.67%       1.60%      1.65%        1.60%       1.60%       1.60%
Ratio of expenses to average net assets
     prior to expense limitation and expenses paid indirectly     2.37%       2.20%      1.97%        1.95%       3.14%       6.34%
Ratio of net investment loss to average net assets               (1.12%)     (1.12%)    (1.29%)      (0.99%)     (1.08%)     (0.77%)
Ratio of net investment loss to average net assets
     prior to expense limitation and expenses paid indirectly    (1.82%)     (1.72%)    (1.61%)      (1.34%)     (2.62%)     (5.51%)
Portfolio turnover                                                  44%         78%        87%          79%         60%        138%
____________________________________________________________________________________________________________________________________

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitations not been in effect.

See accompanying notes


                                                               (continues)     7

Financial highlights


Delaware Small Cap Growth Fund Class B


Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                              Six Months                     Year Ended
                                                                Ended      ____________________________________________  7/31/01 (2)
                                                            12/31/06 (1)                                                     to
                                                             (Unaudited)    6/30/06    6/30/05      6/30/04     6/30/03    6/30/02
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                            $11.470     $11.000    $11.050      $ 9.070     $ 8.100      $8.500

Income (loss) from investment operations:

Net investment loss (3)                                          (0.104)     (0.221)    (0.217)      (0.184)     (0.140)     (0.118)
Net realized and unrealized gain (loss) on investments            0.761       1.292      0.280        2.164       1.110      (0.282)
                                                                _______     _______    _______      _______     _______     _______

Total from investment operations                                  0.657       1.071      0.063        1.980       0.970      (0.400)
                                                                _______     _______    _______      _______     _______     _______

Less dividends and distributions from:

Net realized gain on investments                                 (0.827)     (0.601)    (0.113)           -           -           -
                                                                _______     _______    _______      _______     _______     _______

Total dividends and distributions                                (0.827)     (0.601)    (0.113)           -           -           -
                                                                _______     _______    _______      _______     _______     _______


Net asset value, end of period                                  $11.300     $11.470    $11.000      $11.050     $ 9.070      $8.100
                                                                _______     _______    _______      _______     _______     _______


Total return (4)                                                  6.36%       9.87%      0.71%       21.83%      11.98%      (4.71%)


Ratios and supplemental data:

Net assets, end of period (000 omitted)                          $4,178      $4,858     $5,448       $4,844      $2,460        $783
Ratio of expenses to average net assets                           2.42%       2.35%      2.40%        2.35%       2.35%       2.35%
Ratio of expenses to average net assets
     prior to expense limitation and expenses paid indirectly     3.07%       2.90%      2.67%        2.65%       3.85%       7.09%
Ratio of net investment loss to average net assets               (1.87%)     (1.87%)    (2.04%)      (1.74%)     (1.83%)     (1.52%)
Ratio of net investment loss to average net assets
     prior to expense limitation and expenses paid indirectly    (2.52%)     (2.42%)    (2.31%)      (2.04%)     (3.33%)     (6.26%)
Portfolio turnover                                                  44%         78%        87%          79%         60%        138%
____________________________________________________________________________________________________________________________________

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Delaware Small Cap Growth Fund Class C


Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                              Six Months                      Year Ended
                                                                Ended      ___________________________________________   7/31/01 (2)
                                                            12/31/06 (1)                                                     to
                                                             (Unaudited)    6/30/06    6/30/05     6/30/04     6/30/03     6/30/02
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                            $11.470     $11.000    $11.050     $ 9.070      $8.100      $8.500

Income (loss) from investment operations:

Net investment loss (3)                                          (0.104)     (0.221)    (0.217)     (0.184)     (0.140)     (0.117)
Net realized and unrealized gain (loss) on investments            0.761       1.292      0.280       2.164       1.110      (0.283)
                                                                _______     _______    _______     _______      ______      ______

Total from investment operations                                  0.657       1.071      0.063       1.980       0.970      (0.400)
                                                                _______     _______    _______     _______      ______      ______

Less dividends and distributions from:

Net realized gain on investments                                 (0.827)     (0.601)    (0.113)          -           -           -
                                                                _______     _______    _______     _______      ______      ______

Total dividends and distributions                                (0.827)     (0.601)    (0.113)          -           -           -
                                                                _______     _______    _______     _______      ______      ______

Net asset value, end of period                                  $11.300     $11.470    $11.000     $11.050      $9.070      $8.100
                                                                _______     _______    _______     _______      ______      ______

Total return (4)                                                  6.36%       9.87%      0.71%      21.83%      11.98%      (4.71%)

Ratios and supplemental data:

Net assets, end of period (000 omitted)                          $9,029      $9,495     $8,527     $ 6,000      $2,033        $795
Ratio of expenses to average net assets                           2.42%       2.35%      2.40%       2.35%       2.35%       2.35%
Ratio of expenses to average net assets
     prior to expense limitation and expenses paid indirectly     3.07%       2.90%      2.67%       2.65%       3.85%       7.09%
Ratio of net investment loss to average net assets               (1.87%)     (1.87%)    (2.04%)     (1.74%)     (1.83%)     (1.52%)
Ratio of net investment loss to average net assets
     prior to expense limitation and expenses paid indirectly    (2.52%)     (2.42%)    (2.31%)     (2.04%)     (3.33%)     (6.26%)
Portfolio turnover                                                  44%         78%        87%         79%         60%        138%
____________________________________________________________________________________________________________________________________


(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes


                                                               (continues)     9

Financial highlights


Delaware Small Cap Growth Fund Class R


Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                        Six Months                      Year Ended
                                                                          Ended      _______________________________      6/2/03 (2)
                                                                       12/31/06 (1)                                          to
                                                                        (Unaudited)    6/30/06    6/30/05     6/30/04     6/30/03
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                                      $11.770     $11.220    $11.220     $ 9.170      $9.040

Income (loss) from investment operations:

Net investment loss (3)                                                    (0.077)     (0.164)    (0.176)     (0.144)     (0.003)
Net realized and unrealized gain on investments                             0.784       1.315      0.289       2.194       0.133
                                                                          _______     _______    _______     _______      ______

Total from investment operations                                            0.707       1.151      0.113       2.050       0.130
                                                                          _______     _______    _______     _______      ______

Less dividends and distributions from:

Net realized gain on investments                                           (0.827)     (0.601)    (0.113)          -           -
                                                                          _______     _______    _______     _______      ______

Total dividends and distributions                                          (0.827)     (0.601)    (0.113)          -           -
                                                                          _______     _______    _______     _______      ______

Net asset value, end of period                                            $11.650     $11.770    $11.220     $11.220      $9.170
                                                                          _______     _______    _______     _______      ______

Total return (4)                                                            6.64%      10.41%      1.15%      22.36%       1.44%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                                    $2,094      $1,676     $1,575        $774       $  -
Ratio of expenses to average net assets                                     1.92%       1.85%      2.00%       1.95%       1.95%
Ratio of expenses to average net assets
     prior to expense limitation and expenses paid indirectly               2.67%       2.50%      2.27%       2.25%       5.93%
Ratio of net investment loss to average net assets                         (1.37%)     (1.37%)    (1.64%)     (1.34%)     (1.09%)
Ratio of net investment loss to average net assets
     prior to expense limitation and expenses paid indirectly              (2.12%)     (2.02%)    (1.91%)     (1.64%)     (5.07%)
Portfolio turnover                                                            44%         78%        87%         79%         60% (5)
____________________________________________________________________________________________________________________________________


(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

(5) The portfolio turnover is representative of the entire Fund for the year ended June 30, 2003.

See accompanying notes

Delaware Small Cap Growth Fund Institutional Class


Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                              Six Months                      Year Ended
                                                                Ended      ___________________________________________   7/31/01 (2)
                                                            12/31/06 (1)                                                      to
                                                             (Unaudited)    6/30/06    6/30/05     6/30/04     6/30/03     6/30/02
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                            $12.020     $11.400    $11.330     $ 9.210      $8.140      $8.500

Income (loss) from investment operations:

Net investment loss(3)                                           (0.049)     (0.103)    (0.111)     (0.079)     (0.063)     (0.040)
Net realized and unrealized gain (loss) on investments            0.786       1.324      0.294       2.199       1.133      (0.320)
                                                                _______     _______    _______     _______      ______      ______

Total from investment operations                                  0.737       1.221      0.183       2.120       1.070      (0.360)
                                                                _______     _______    _______     _______      ______      ______

Less dividends and distributions from:

Net realized gain on investments                                 (0.827)     (0.601)    (0.113)          -           -           -
                                                                _______     _______    _______     _______      ______      ______

Total dividends and distributions                                (0.827)     (0.601)    (0.113)          -           -           -
                                                                _______     _______    _______     _______      ______      ______

Net asset value, end of period                                  $11.930     $12.020    $11.400     $11.330      $9.210      $8.140
                                                                _______     _______    _______     _______      ______      ______

Total return(4)                                                   6.75%      10.87%      1.76%      23.02%      13.14%      (4.24%)

Ratios and supplemental data:

Net assets, end of period (000 omitted)                              $1          $1         $8      $1,287      $2,169      $1,915
Ratio of expenses to average net assets                           1.42%       1.35%      1.40%       1.35%       1.35%       1.35%
Ratio of expenses to average net assets
     prior to expense limitation and expenses paid indirectly     2.07%       1.90%      1.67%       1.65%       2.85%       6.09%
Ratio of net investment loss to average net assets               (0.87%)     (0.87%)    (1.04%)     (0.74%)     (0.83%)     (0.52%)
Ratio of net investment loss to average net assets
     prior to expense limitation and expenses paid indirectly    (1.52%)     (1.42%)    (1.31%)     (1.04%)     (2.33%)     (5.26%)
Portfolio turnover                                                  44%         78%        87%         79%         60%        138%
____________________________________________________________________________________________________________________________________


(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager.
    Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Notes to financial statements


Delaware Small Cap Growth Fund

December 31, 2006 (Unaudited)


Delaware Group Equity Funds III (the "Trust") is organized as a Delaware statutory trust and offers three series: Delaware American Services Fund, Delaware Small Cap Growth Fund, and Delaware Trend Fund. These financial statements and the related notes pertain to Delaware Small Cap Growth Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital growth.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation - Equity securities, except those traded on the Nasdaq
Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Fund net asset value calculations as late as the Fund's last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on December 31, 2007. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments(R) Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $1,039 for the six months ended December 31, 2006. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 1.00% on the first $250 million of average daily net assets of the Fund, 0.90% on the next $250 million, and 0.75% on average daily net assets in excess of $500 million.

Effective November 1, 2006, DMC has contractually agreed to waive that portion, if any, of the management fee and reimburse the Fund to the extent necessary to ensure the annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 1.50% of average daily net assets of the Fund through October 31, 2007. Prior to November 1, 2006, DMC had contracted to limit these expenses from exceeding 1.35% of average daily net assets.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee computed at the annual rate of 0.04% of such Fund's average daily net assets for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. DDLP has contracted to waive distribution and service fees through October 31, 2007 in order to prevent distribution and service fees of Class A shares from exceeding 0.25% of average daily net assets and Class R shares from exceeding 0.50% of average daily net assets. Institutional Class shares pay no distribution and service expenses.

At December 31, 2006, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC                                 $11,082
Dividend disbursing, transfer agent, accounting
     and administration fees and other expenses
     payable to DSC                                                       14,758
Distribution fee payable to DDLP                                          15,011
Other expenses payable to DMC and affiliates*                             11,873

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates' employees. For the six months ended December 31, 2006, the Fund was charged $733 for internal legal and tax services provided by DMC and/or its affililates' employees.

For the six months ended December 31, 2006, DDLP earned $3,122 for commissions on sales of the Fund's Class A shares. For the six months ended December 31, 2006, DDLP received gross contingent deferred sales charge commissions of $8, $8,071 and $416 on redemption of the Fund's Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees' fees and benefits include expenses accrued by the Fund for each Trustee's retainer, per meeting fees and retirement benefits. Independent Trustees with over five years of uninterrupted service are eligible to participate in a retirement plan that provides for the payment of benefits upon retirement. The amount of the retirement benefit is determined based on factors set forth in the plan, including the number of years of service. On November 16, 2006, the Board of Trustees unanimously voted to terminate the retirement plan. Payments equal to the net present value of the earned benefits will be made in 2007 to those independent Trustees so entitled. The retirement benefit payout for the Fund is $3,295. Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Investments

For the six months ended December 31, 2006, the Fund made purchases of $6,145,388 and sales of $9,758,149 of investment securities other than short-term investments.

At December 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final characteristics cannot be determined until fiscal year end. At December 31, 2006, the cost of investments was $21,282,590. At December 31, 2006, the net unrealized appreciation was $6,916,617, of which $8,211,065 related to unrealized appreciation of investments and $1,294,448 related to unrealized depreciation of investments.


                                                              (continues)     13

Notes to financial statements


Delaware Small Cap Growth Fund


4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The tax character of dividends and distributions paid during the six months ended December 31, 2006 and the year ended June 30, 2006 was as follows:


                                                      Six Months         Year
                                                        Ended            Ended
                                                       12/31/06*        6/30/06

Long-term capital gain                                $2,061,536      $1,619,797


*Tax information for the six months ended December 31, 2006 is an estimate and the tax character of dividends may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since the final tax characteristics cannot be determined until fiscal year end. As of December 31, 2006, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest                                        $20,988,493
Undistributed long-term capital gains                                    315,930
Unrealized appreciation of investments                                 6,916,617
                                                                     ___________

Net assets                                                           $28,221,040
                                                                     ___________


The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications. For the six months ended December 31, 2006, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Accumulated net investment loss                                       $ 211,603
Accumulated net realized gain (loss)                                   (178,581)
Paid-in capital                                                         (33,022)


6. Capital Shares

Transactions in capital shares were as follows:

                                                   Six Months           Year
                                                     Ended              Ended
                                                    12/31/06           6/30/06

Shares sold:
     Class A                                          130,341           711,490
     Class B                                           22,323            80,803
     Class C                                           51,950           239,332
     Class R                                           60,005            95,727


Shares issued upon reinvestment of
     dividends and distributions:
     Class A                                           82,397            56,394
     Class B                                           29,285            24,738
     Class C                                           60,598            35,605
     Class R                                           11,351             5,151
     Institutional Class                                    4                 3
                                                  ___________        __________

                                                      448,254         1,249,243
                                                  ___________        __________

Shares repurchased:
     Class A                                         (373,472)         (753,854)
     Class B                                         (105,333)         (177,182)
     Class C                                         (141,064)         (222,110)
     Class R                                          (33,947)          (98,852)
     Institutional Class                                    -              (650)
                                                  ___________        __________

                                                     (653,816)       (1,252,648)
                                                  ___________        __________

Net decrease                                         (205,562)           (3,405)
                                                  ___________        __________


For the six months ended December 31, 2006 and the year ended June 30, 2006, 7,576 Class B shares were converted to 7,273 Class A shares valued at $83,028 and 14,159 Class B shares were converted to 13,721 Class A shares valued at $163,783, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and in the Statements of Changes in Net Assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments(R) Family of Funds (the "Participants"), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of December 31, 2006, or at any time during the period then ended.

8. Credit and Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

About the organization

This semiannual report is for the information of Delaware Small Cap Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Small Cap Growth Fund and the Delaware Investments(R) Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees


Patrick P. Coyne

Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett

Private Investor
Rosemont, PA

John A. Fry

President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr

Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth

Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven

Consultant
ARL Associates
New York, NY

Thomas F. Madison

President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans

Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher

Founder
Investor Analytics
Scottsdale, AZ


Affiliated officers


David F. Connor

Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

David P. O'Connor

Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

John J. O'Connor

Senior Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus

Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA


Contact information


Investment manager

Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor

Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent

Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders

800 523-1918

For securities dealers and financial
institutions representatives only

800 362-7500

Web site

www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.

Get shareholder reports and prospectuses online instead of in the mail.

> Visit www.delawareinvestments.com/edelivery

Simplify your life.


Manage your investments online!

Get Account Access, the Delaware Investments(R) secure Web site that allows you to conduct your business online. Gain 24-hour access to your account and one of the highest levels of Web security available. You also get:

o Hassle-free investing - Make online purchases and redemptions at any time.

o Simplified tax processing - Automatically retrieve your Delaware Investments accounts' 1099 information and import it directly into your 1040 tax return. Available only with Turbo Tax(R) Online(SM) and Desktop software - www.turbotax.com.

o Less mail clutter - Get instant access to your fund materials online with Delaware eDelivery.

Register for Account Access today! Please visit us at www.delawareinvestments.com, select Individual Investors, and click Account Access.

Please call our Shareholder Service Center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern Time, for assistance with any questions.




[DELAWARE INVESTMENTS LOGO]










(1413)                                                        Printed in the USA
SA-509 [12/06] CGI 2/07                                     MF-07-01-380 PO11593

Semiannual Report                                 Delaware
                                                  Trend Fund

                                                  December 31, 2006










                                                  Growth equity mutual fund






[DELAWARE INVESTMENTS LOGO]                       [LOGO] POWERED BY RESEARCH(R)

Table of contents


> Disclosure of Fund expenses .................................................1

> Sector allocation and top 10 holdings .......................................2

> Statement of net assets .....................................................3

> Statement of operations .....................................................6

> Statements of changes in net assets .........................................7

> Financial highlights ........................................................8

> Notes to financial statements ..............................................13

> About the organization .....................................................17











    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

    (C) 2007 Delaware Distributors, L.P.

Disclosure of Fund expenses


For the period July 1, 2006 to December 31, 2006


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2006 to December 31, 2006.


Actual Expenses


The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


Hypothetical Example for Comparison Purposes


The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.


Delaware Trend Fund
Expense Analysis of an Investment of $1,000

                                                                       Expenses
                       Beginning         Ending                      Paid During
                        Account          Account      Annualized       Period
                         Value            Value        Expense        7/1/06 to
                        7/1/06          12/31/06        Ratios        12/31/06*
________________________________________________________________________________

Actual Fund Return

Class A                $1,000.00        $1,060.70        1.45%         $ 7.53
Class B                 1,000.00         1,057.40        2.16%          11.20
Class C                 1,000.00         1,056.80        2.16%          11.20
Class R                 1,000.00         1,059.80        1.66%           8.62
Institutional Class     1,000.00         1,062.70        1.16%           6.03
________________________________________________________________________________

Hypothetical 5% Return (5% return before expenses)

Class A                $1,000.00        $1,017.90        1.45%         $ 7.38
Class B                 1,000.00         1,014.32        2.16%          10.97
Class C                 1,000.00         1,014.32        2.16%          10.97
Class R                 1,000.00         1,016.84        1.66%           8.44
Institutional Class     1,000.00         1,019.36        1.16%           5.90
________________________________________________________________________________

* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Sector allocation and top 10 holdings


Delaware Trend Fund

As of December 31, 2006


Sector designations may be different than the sector designations presented in other Fund materials.


                                                                     Percentage
Sector                                                             of Net Assets
________________________________________________________________________________

Common Stock \                                                       100.83%

Basic Industry/Capital Goods                                           8.63%
Business Services                                                      5.01%
Consumer Durables                                                      1.20%
Consumer Non-Durables                                                 13.28%
Consumer Services                                                      4.57%
Energy                                                                 5.44%
Financials                                                            10.16%
Health Care                                                           20.54%
Technology                                                            29.28%
Transportation                                                         2.72%
________________________________________________________________________________

Repurchase Agreements                                                  0.04%
________________________________________________________________________________

Securities Lending Collateral                                         24.80%

Fixed Rate Notes                                                       4.65%
Variable Rate Notes                                                   20.15%
________________________________________________________________________________

Total Market Value of Securities                                     125.67%
________________________________________________________________________________

Obligation to Return Securities Lending Collateral                   (24.80%)
________________________________________________________________________________

Liabilities Net of Receivables and Other Assets                       (0.87%)
________________________________________________________________________________

Total Net Assets                                                     100.00%
________________________________________________________________________________

 \ Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.


                                                                     Percentage
Top 10 Holdings                                                    of Net Assets
________________________________________________________________________________

Coach                                                                  2.92%

Under Armour Class A                                                   2.57%

Dick's Sporting Goods                                                  2.27%

Akamai Technologies                                                    2.09%

Bucyrus International Class A                                          2.03%

Sciele Pharma                                                          2.02%

NuVasive                                                               2.01%

United Therapeutics                                                    1.99%

Hologic                                                                1.98%

Polycom                                                                1.91%
________________________________________________________________________________

Statement of net assets


Delaware Trend Fund

December 31, 2006 (Unaudited)


                                                   Number of          Market
                                                    Shares             Value
________________________________________________________________________________

Common Stock - 100.83% \
________________________________________________________________________________

Basic Industry/Capital Goods - 8.63%
   * AMCOL International                             342,700      $   9,506,498
   * Bucyrus International Class A                   405,600         20,993,856
     Carpenter Technology                            105,000         10,764,600
  *+ Energy Conversion Devices                       293,800          9,983,324
   + Hexcel                                          434,800          7,569,868
   + Mettler-Toledo International                    216,300         17,055,255
     MSC Industrial Direct Class A                   342,900         13,424,535
                                                                  _____________

                                                                     89,297,936
                                                                  _____________

Business Services - 5.01%
  *+ Advisory Board                                  272,600         14,595,004
  *+ Bright Horizons Family Solutions                121,100          4,681,726
  *+ Geo Group                                       394,400         14,797,888
   + Monster Worldwide                               379,500         17,699,880
                                                                  _____________

                                                                     51,774,498
                                                                  _____________

Consumer Durables - 1.20%
  *+ THQ                                             382,100         12,425,892
                                                                  _____________

                                                                     12,425,892
                                                                  _____________

Consumer Non-Durables - 13.28%
  *+ Bare Escentuals                                 185,300          5,757,271
   + Carter's                                        367,900          9,381,450
   + Coach                                           702,300         30,170,808
  *+ Crocs                                           391,900         16,930,080
   + Dick's Sporting Goods                           478,800         23,456,412
  *+ DSW Class A                                     402,200         15,512,854
  *+ J. Crew Group                                   110,700          4,267,485
  *+ Tractor Supply                                  117,800          5,266,838
  *+ Under Armour Class A                            527,400         26,607,330
                                                                  _____________

                                                                    137,350,528
                                                                  _____________

Consumer Services - 4.57%
     Jackson Hewitt Tax Service                      317,900         10,799,063
  *+ Sonic                                           511,625         12,253,419
  *+ Texas Roadhouse                                 963,000         12,769,380
  *+ Wynn Resorts                                    121,900         11,440,315
                                                                  _____________

                                                                     47,262,177
                                                                  _____________

Energy - 5.44%
   * Carbo Ceramics                                  303,800         11,353,006
  *+ Helix Energy Solutions Group                    441,480         13,849,228
  *+ Hydril                                          201,800         15,173,342
   + North American Energy Partners                  329,000          5,356,120
   + Veritas DGC                                     123,400         10,566,742
                                                                  _____________

                                                                     56,298,438
                                                                  _____________

Financials - 10.16%
   * Aspen Insurance Holdings                        307,900          8,116,244
     Bankunited Financial Class A                    157,300          4,398,108
     City National                                   152,400         10,850,880
     Delphi Financial Group Class A                  323,550         13,090,833
     Hanover Insurance Group                         306,200         14,942,560
   + Investment Technology Group                     184,200          7,898,496
   + Nasdaq Stock Market                             215,100          6,622,929
     Waddell & Reed Financial Class A                668,600         18,292,896
     Webster Financial                               237,000         11,546,640
     Whitney Holding                                 287,000          9,361,940
                                                                  _____________

                                                                    105,121,526
                                                                  _____________

Health Care - 20.54%
  *+ Align Technology                                503,400          7,032,498
  *+ Cepheid                                         767,300          6,522,050
  *+ Conceptus                                       615,600         13,106,124
   + Cubist Pharmaceuticals                          447,400          8,102,414
  *+ CV Therapeutics                                 818,400         11,424,864
  *+ Digene                                          277,200         13,283,424
   + Hologic                                         433,200         20,481,696
  *+ LifeCell                                        234,900          5,670,486
  *+ MannKind                                        145,600          2,400,944
  *+ MGI Pharma                                      609,100         11,213,531
  *+ Nektar Therapeutics                             368,400          5,603,364
  *+ NuVasive                                        898,400         20,753,040
  *+ PDL BioPharma                                   818,800         16,490,632
  *+ Progenics Pharmaceuticals                       589,400         15,171,156
  *+ Sciele Pharma                                   869,900         20,877,600
   + Techne                                          171,100          9,487,495
   + Telik                                           977,100          4,328,553
   + United Therapeutics                             377,800         20,540,986
                                                                  _____________

                                                                    212,490,857
                                                                  _____________

Technology - 29.28%
  *+ Akamai Technologies                             407,100         21,625,151
     American Reprographics                          349,500         11,641,845
  *+ Cymer                                           239,000         10,504,050
   + Emulex                                          637,000         12,427,870
   + F5 Networks                                     192,000         14,248,320
  *+ Foundry Networks                              1,001,800         15,006,964
   + Guidance Software                                63,500            988,695
  *+ Informatica                                     590,500          7,210,005
  *+ Itron                                           241,000         12,493,440
   + Knot                                            163,300          4,284,992
   + Macrovision                                     349,900          9,888,174
  *+ Microsemi                                       844,400         16,592,460
  *+ NutriSystem                                     285,900         18,123,201
  *+ Opsware                                       1,826,300         16,107,966
   + Polycom                                         639,400         19,763,854
  *+ Powerwave Technologies                        2,075,900         13,389,555
  *+ Rackable Systems                                492,900         15,265,113
   + salesforce.com                                  308,200         11,233,890
  *+ Shutterfly                                      423,200          6,094,080
   + Silicon Laboratories                            331,400         11,483,010
  *+ SiRF Technology Holdings                        314,300          8,020,936
   + TIBCO Software                                1,400,600         13,221,664
  *+ Trident Microsystems                            651,600         11,846,088
   + Varian Semiconductor Equipment                  259,100         11,794,232
  *+ Wind River Systems                              944,800          9,684,200
                                                                  _____________

                                                                    302,939,755
                                                                  _____________

Transportation - 2.72%
     Hunt (J.B.) Transport Services                  507,200         10,534,544
     UTi Worldwide                                   588,400         17,593,160
                                                                  _____________

                                                                     28,127,704
                                                                  _____________

Total Common Stock
     (cost $791,733,153)                                          1,043,089,311
                                                                  _____________


                                                               (continues)     3

Statement of net assets


Delaware Trend Fund


                                                  Principal          Market
                                                   Amount             Value
_______________________________________________________________________________

Repurchase Agreements - 0.04%
_______________________________________________________________________________

     With BNP Paribas 4.80% 1/2/07
          (dated 12/29/06, to be
          repurchased at $145,277,
          collateralized by $152,000
          U.S. Treasury Bills due 6/28/07,
          market value $148,264)               $    145,200     $      145,200
     With Cantor Fitzgerald 4.82%
          1/2/07 (dated 12/29/06, to
          be repurchased at $174,593,
          collateralized by $15,000
          U.S. Treasury Notes 4.00%
          due 6/15/09, market value
          $14,834, $93,000 U.S.
          Treasury Notes 6.125% due
          8/15/07, market value $96,259
          and $62,000 U.S. Treasury
          Notes 6.50% due 2/15/10,
          market value $67,027)                     174,500            174,500
     With UBS Warburg 4.75%
          1/2/07 (dated 12/29/06, to
          be repurchased at $62,333,
          collateralized by $64,000
          U.S. Treasury Bills due 3/29/07,
          market value $63,613)                      62,300             62,300
                                                                ______________

Total Repurchase Agreements
     (cost $382,000)                                                   382,000
                                                                ______________

Total Market Value of Securities Before
     Securities Lending Collateral - 100.87%
     (cost $792,115,153)                                         1,043,471,311
                                                                ______________

_______________________________________________________________________________

Securities Lending Collateral ** - 24.80%
_______________________________________________________________________________

Short-Term Investments -24.79%
Fixed Rate Notes - 4.65%
     Citigroup Global Markets
          5.32% 1/2/07                           48,067,314         48,067,314
                                                                ______________

                                                                    48,067,314
                                                                ______________

~ Variable Rate Notes - 20.15%
     American Honda Finance
          5.32% 2/21/07                           6,290,407          6,290,407
     ANZ National 5.35% 1/29/08                   1,397,868          1,397,868
     Australia New Zealand
          5.35% 1/29/08                           6,989,342          6,989,342
     Bank of America 5.32% 2/23/07                9,086,144          9,086,144
     Bank of New York 5.34% 1/29/08               5,591,473          5,591,473
     Barclays New York 5.31% 5/18/07              9,086,144          9,086,144
     Bayerische Landesbank
          5.40% 1/29/08                           6,989,342          6,989,342
     Bear Stearns 5.41% 6/29/07                   8,387,210          8,387,210
     BNP Paribas 5.35% 1/29/08                    6,989,342          6,989,342
     Canadian Imperial Bank
          5.33% 1/29/08                           4,892,539          4,892,539
     CDC Financial 5.36% 1/29/07                  9,086,144          9,086,144
     Citigroup Global Markets
          5.38% 1/5/07                            9,086,144          9,086,144
     Commonwealth Bank
          5.35% 1/29/08                           6,989,342          6,989,342
     Deutsche Bank 5.34% 2/23/07                  8,387,210          8,387,210
     Dexia Bank 5.33% 9/28/07                     9,785,052          9,783,638
     Goldman Sachs 5.45% 12/28/07                 9,086,144          9,086,144
     Marshall & Ilsley Bank
          5.33% 1/29/08                           7,688,276          7,688,276
     Merrill Lynch Mortgage Capital
          5.41% 1/8/07                            9,086,144          9,086,144
     Morgan Stanley 5.49% 1/29/08                 9,086,144          9,086,144
     National Australia Bank
          5.32% 3/7/07                            8,666,784          8,666,784
     National City Bank 5.32% 3/2/07              8,387,459          8,387,966
     National Rural Utilities
          5.34% 1/29/08                          11,043,160         11,043,160
     Nordea Bank New York
          5.31% 5/16/07                           3,494,648          3,494,584
     Nordea Bank Norge
          5.36% 1/29/08                           6,989,342          6,989,342
     Royal Bank of Scotland
          5.34% 1/29/08                           6,989,342          6,989,342
     Societe Generale 5.32% 1/29/08               3,494,671          3,494,671
     Toronto Dominion 5.32% 5/29/07               8,387,210          8,387,210
     Wells Fargo 5.36% 1/29/08                    6,989,342          6,989,342
                                                                ______________

                                                                   208,421,398
                                                                ______________

Total Securities Lending Collateral
     (cost $256,488,712)                                           256,488,712
                                                                ______________

Total Market Value of Securities - 125.67%
     (cost $1,048,603,865)                                       1,299,960,023 !

Obligation to Return Securities Lending
     Collateral ** - (24.80%)                                     (256,488,712)

Liabilities Net of Receivables and
     Other Assets - (0.87%)                                         (9,045,043)
                                                                ______________

Net Assets Applicable to 51,918,289
     Shares Outstanding - 100.00%                               $1,034,426,268
                                                                ______________

Net Asset Value - Delaware Trend Fund
     Class A ($627,354,536 / 31,039,742 Shares)                         $20.21
                                                                        ______

Net Asset Value - Delaware Trend Fund
     Class B ($99,245,742 / 5,604,711 Shares)                           $17.71
                                                                        ______

Net Asset Value - Delaware Trend Fund
     Class C ($104,734,710 / 5,791,742 Shares)                          $18.08
                                                                        ______

Net Asset Value - Delaware Trend Fund
     Class R ($3,595,741 / 179,856 Shares)                              $19.99
                                                                        ______

Net Asset Value - Delaware Trend Fund
     Institutional Class ($199,495,539 / 9,302,238 Shares)              $21.45
                                                                        ______

Components of Net Assets at December 31, 2006:

Shares of beneficial interest
     (unlimited authorization - no par)                         $  758,829,996
Accumulated net realized gain on investments                        24,240,114
Net unrealized appreciation of investments                         251,356,158
                                                                ______________

Total net assets                                                $1,034,426,268
                                                                ______________

________________________________________________________________________________

________________________________________________________________________________

 \ Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

 + Non-income producing security for the period ended December 31, 2006.

 ~ Variable rate securities. The rate shown is the rate as of December 31, 2006.

 * Fully or partially on loan.

** See Note 8 in "Notes to Financial Statements."

 ! Includes $248,561,914 of securities loaned.


Net Asset Value and Offering Price Per Share -
     Delaware Trend Fund

Net asset value Class A (A)                                              $20.21
Sales charge (5.75% of offering price) (B)                                 1.23
                                                                         ______

Offering price                                                           $21.44
                                                                         ______

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchase of $50,000 or more.

See accompanying notes

Statement of operations


Delaware Trend Fund

Six Months Ended December 31, 2006 (Unaudited)


Investment Income:

     Dividends                                                                                          $2,223,569
     Securities lending income                                                                             720,843
     Interest                                                                                              749,905      $ 3,694,317
                                                                                                        __________     ____________

Expenses:

     Management fees                                                                                     3,963,260
     Distribution expenses - Class A                                                                       953,957
     Distribution expenses - Class B                                                                       526,906
     Distribution expenses - Class C                                                                       559,988
     Distribution expenses - Class R                                                                         9,902
     Dividend disbursing and transfer agent fees and expenses                                            1,698,921
     Accounting and administration expenses                                                                220,626
     Trustees' fees and benefits                                                                           169,881
     Legal fees                                                                                            107,378
     Reports and statements to shareholders                                                                107,321
     Registration fees                                                                                      56,713
     Audit and tax                                                                                          29,056
     Taxes (other than taxes on income)                                                                     16,361
     Consulting fees                                                                                        14,709
     Custodian fees                                                                                         13,181
     Insurance fees                                                                                         12,971
     Trustees' expenses                                                                                      2,200
     Dues and services                                                                                         926
     Pricing fees                                                                                              350        8,464,607
                                                                                                        __________

     Less expenses absorbed or waived                                                                                       (35,470)
     Less waived distribution expenses - Class R                                                                             (1,650)
     Less expense paid indirectly                                                                                            (2,133)
                                                                                                                       ____________

     Total operating expenses                                                                                             8,425,354
                                                                                                                       ____________

Net Investment Loss                                                                                                      (4,731,037)
                                                                                                                       ____________

Net Realized and Unrealized Gain (Loss) on Investments:

     Net realized gain on investments                                                                                    90,686,641
     Net change in unrealized appreciation/depreciation of investments                                                  (23,189,844)
                                                                                                                       ____________

Net Realized and Unrealized Gain on Investments                                                                          67,496,797
                                                                                                                       ____________

Net Increase in Net Assets Resulting from Operations                                                                   $ 62,765,760
                                                                                                                       ____________

See accompanying notes

Statements of changes in net assets


Delaware Trend Fund


                                                                                                        Six Months        Year
                                                                                                          Ended           Ended
                                                                                                         12/31/06        6/30/06
                                                                                                       (Unaudited)

Increase (Decrease) in Net Assets from Operations:

     Net investment loss                                                                              $ (4,731,037)  $ (12,277,493)
     Net realized gain on investments                                                                   90,686,641     266,413,482
     Net change in unrealized appreciation/depreciation of investments                                 (23,189,844)   (114,143,134)
                                                                                                    ______________  ______________

     Net increase in net assets resulting from operations                                               62,765,760     139,992,855
                                                                                                    ______________  ______________
Dividends and Distributions to Shareholders from:

     Net realized gain on investments:
          Class A                                                                                     (100,020,244)              -
          Class B                                                                                      (18,250,332)              -
          Class C                                                                                      (18,988,273)              -
          Class R                                                                                         (498,741)              -
          Institutional Class                                                                          (34,275,404)              -
                                                                                                    ______________  ______________

                                                                                                      (172,032,994)              -
                                                                                                    ______________  ______________
Capital Share Transactions:

     Proceeds from shares sold:
          Class A                                                                                       38,096,660     100,848,967
          Class B                                                                                        1,038,125       3,863,343
          Class C                                                                                        2,690,557      10,554,318
          Class R                                                                                        1,404,099       4,604,134
          Institutional Class                                                                           17,239,635      81,041,735


     Net asset value of shares issued upon reinvestment of dividends and distributions:
          Class A                                                                                       95,366,372               -
          Class B                                                                                       17,075,545               -
          Class C                                                                                       17,784,608               -
          Class R                                                                                          498,741               -
          Institutional Class                                                                           33,929,449               -
                                                                                                    ______________  ______________

                                                                                                       225,123,791     200,912,497
                                                                                                    ______________  ______________
     Cost of shares repurchased:
          Class A                                                                                     (123,270,148)   (250,667,492)
          Class B                                                                                      (19,761,962)    (42,812,476)
          Class C                                                                                      (25,523,309)    (47,599,480)
          Class R                                                                                       (1,076,566)     (9,063,928)
          Institutional Class                                                                          (95,119,796)   (121,766,994)
                                                                                                    ______________  ______________

                                                                                                      (264,751,781)   (471,910,370)
                                                                                                    ______________  ______________

Decrease in net assets derived from capital share transactions                                         (39,627,990)   (270,997,873)
                                                                                                    ______________  ______________

Net Decrease in Net Assets                                                                            (148,895,224)   (131,005,018)

Net Assets:

     Beginning of period                                                                             1,183,321,492   1,314,326,510
                                                                                                    ______________  ______________

     End of period (there was no undistributed net investment income at either period end)          $1,034,426,268  $1,183,321,492
                                                                                                    ______________  ______________

See accompanying notes

Financial highlights


Delaware Trend Fund Class A


Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                              Six                                  Year Ended
                                                             Months      ___________________________________________________________
                                                             Ended
                                                           12/31/06 (1)    6/30/06     6/30/05     6/30/04    6/30/03       6/30/02
                                                          (Unaudited)
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                        $22.430       $20.180     $19.940     $16.220     $15.770       $19.260

Income (loss) from investment operations:

Net investment loss (2)                                      (0.080)       (0.191)     (0.185)     (0.195)     (0.138)       (0.151)
Net realized and unrealized gain (loss) on investments        1.187         2.441       0.425       3.915       0.588        (3.339)
                                                           ________      ________    ________    ________    ________      ________

Total from investment operations                              1.107         2.250       0.240       3.720       0.450        (3.490)
                                                           ________      ________    ________    ________    ________      ________

Less dividends and distributions from:

Net realized gain on investments                             (3.327)            -           -           -           -             -
                                                           ________      ________    ________    ________    ________      ________

Total dividends and distributions                            (3.327)            -           -           -           -             -
                                                           ________      ________    ________    ________    ________      ________

Net asset value, end of period                              $20.210       $22.430     $20.180     $19.940     $16.220       $15.770
                                                           ________      ________    ________    ________    ________      ________

Total return (3)                                              6.07%        11.15%       1.20%      22.93%       2.85%       (18.12%)

Ratios and supplemental data:

Net assets, end of period (000 omitted)                    $627,354      $679,312    $748,151    $956,366    $770,744      $829,409
Ratio of expenses to average net assets                       1.45%         1.40%       1.40%       1.50%       1.50%         1.45%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly    1.46%         1.40%       1.40%       1.50%       1.50%         1.45%
Ratio of net investment loss to average net assets           (0.78%)       (0.86%)     (0.98%)     (1.06%)     (0.98%)       (0.91%)
Ratio of net investment loss to average net assets
  prior to expense limitation and expenses paid indirectly   (0.79%)       (0.86%)     (0.98%)     (1.06%)     (0.98%)       (0.91%)
Portfolio turnover                                              50%           71%         44%         59%         40%           47%
____________________________________________________________________________________________________________________________________


(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Delaware Trend Fund Class B


Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                              Six                                  Year Ended
                                                             Months      ___________________________________________________________
                                                             Ended
                                                           12/31/06 (1)    6/30/06     6/30/05     6/30/04    6/30/03       6/30/02
                                                          (Unaudited)
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                        $20.130       $18.240     $18.160     $14.880     $14.570       $17.920

Income (loss) from investment operations:

Net investment loss (2)                                      (0.142)       (0.327)     (0.305)     (0.312)     (0.226)       (0.258)
Net realized and unrealized gain (loss) on investments        1.049         2.217       0.385       3.592       0.536        (3.092)
                                                           ________      ________    ________    ________    ________      ________

Total from investment operations                              0.907         1.890       0.080       3.280       0.310        (3.350)
                                                           ________      ________    ________    ________    ________      ________

Less dividends and distributions from:

Net realized gain on investments                             (3.327)            -           -           -           -             -
                                                           ________      ________    ________    ________    ________      ________

Total dividends and distributions                            (3.327)            -           -           -           -             -
                                                           ________      ________    ________    ________    ________      ________

Net asset value, end of period                              $17.710       $20.130     $18.240     $18.160     $14.880       $14.570
                                                           ________      ________    ________    ________    ________      ________

Total return (3)                                              5.74%        10.36%       0.44%      22.04%       2.13%       (18.65%)

Ratios and supplemental data:

Net assets, end of period (000 omitted)                     $99,246      $113,683    $138,515    $188,363    $176,460      $199,027
Ratio of expenses to average net assets                       2.16%         2.11%       2.10%       2.20%       2.20%         2.16%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly    2.17%         2.11%       2.10%       2.20%       2.20%         2.16%
Ratio of net investment loss to average net assets           (1.49%)       (1.57%)     (1.68%)     (1.76%)     (1.68%)       (1.62%)
Ratio of net investment loss to average net assets
  prior to expense limitation and expenses paid indirectly   (1.50%)       (1.57%)     (1.68%)     (1.76%)     (1.68%)       (1.62%)
Portfolio turnover                                              50%           71%         44%         59%         40%           47%
____________________________________________________________________________________________________________________________________


(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes


                                                               (continues)     9

Financial highlights


Delaware Trend Fund Class C


Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                              Six                                  Year Ended
                                                             Months      ___________________________________________________________
                                                             Ended
                                                           12/31/06 (1)    6/30/06     6/30/05     6/30/04    6/30/03       6/30/02
                                                          (Unaudited)
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                        $20.490       $18.570     $18.480     $15.140     $14.820       $18.230

Income (loss) from investment operations:

Net investment loss (2)                                      (0.143)       (0.331)     (0.308)     (0.315)     (0.228)       (0.250)
Net realized and unrealized gain (loss) on investments        1.060         2.251       0.398       3.655       0.548        (3.160)
                                                           ________      ________    ________    ________    ________      ________

Total from investment operations                              0.917         1.920       0.090       3.340       0.320        (3.410)
                                                           ________      ________    ________    ________    ________      ________

Less dividends and distributions from:

Net realized gain on investments                             (3.327)            -           -           -           -             -
                                                           ________      ________    ________    ________    ________      ________

Total dividends and distributions                            (3.327)            -           -           -           -             -
                                                           ________      ________    ________    ________    ________      ________

Net asset value, end of period                              $18.080       $20.490     $18.570     $18.480     $15.140       $14.820
                                                           ________      ________    ________    ________    ________      ________

Total return (3)                                              5.68%        10.34%       0.49%      22.06%       2.16%       (18.70%)

Ratios and supplemental data:

Net assets, end of period (000 omitted)                    $104,735      $123,295    $145,328    $177,631    $134,153      $130,860
Ratio of expenses to average net assets                       2.16%         2.11%       2.10%       2.20%       2.20%         2.16%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly    2.17%         2.11%       2.10%       2.20%       2.20%         2.16%
Ratio of net investment loss to average net assets           (1.49%)       (1.57%)     (1.68%)     (1.76%)     (1.68%)       (1.62%)
Ratio of net investment loss to average net assets
  prior to expense limitation and expenses paid indirectly   (1.50%)       (1.57%)     (1.68%)     (1.76%)     (1.68%)       (1.62%)
Portfolio turnover                                              50%           71%         44%         59%         40%           47%
____________________________________________________________________________________________________________________________________


(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Delaware Trend Fund Class R


Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                                        Six Months              Year Ended
                                                                          Ended      ________________________________    6/2/03 (1)
                                                                      12/31/06 (2)                                          to
                                                                       (Unaudited)     6/30/06    6/30/05    6/30/04     6/30/03
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                                      $22.240      $20.060    $19.880    $16.220     $16.260

Income (loss) from investment operations:

Net investment loss (3)                                                    (0.101)      (0.239)    (0.246)    (0.258)     (0.011)
Net realized and unrealized gain (loss) on investments                      1.178        2.419      0.426      3.918      (0.029)
                                                                          _______      _______    _______    _______     _______

Total from investment operations                                            1.077        2.180      0.180      3.660      (0.040)
                                                                          _______      _______    _______    _______     _______

Less dividends and distributions from:

Net realized gain on investments                                           (3.327)           -          -          -           -
                                                                          _______      _______    _______    _______     _______

Total dividends and distributions                                          (3.327)           -          -          -           -
                                                                          _______      _______    _______    _______     _______

Net asset value, end of period                                            $19.990      $22.240    $20.060    $19.880     $16.220
                                                                          _______      _______    _______    _______     _______

Total return (4)                                                            5.98%       10.87%      0.91%     22.56%      (0.25%)

Ratios and supplemental data:

Net assets, end of period (000 omitted)                                     $3,596      $3,069     $6,621    $2,149     $    -
Ratio of expenses to average net assets                                      1.66%       1.62%      1.70%      1.80%       1.95%
Ratio of expenses to average net assets
     prior to expense limitation and expenses paid indirectly                1.77%       1.71%      1.70%      1.80%       1.95%
Ratio of net investment loss to average net assets                          (0.99%)     (1.08%)    (1.28%)    (1.36%)     (1.49%)
Ratio of net investment loss to average net assets
     prior to expense limitation and expenses paid indirectly               (1.10%)     (1.17%)    (1.28%)    (1.36%)     (1.49%)
Portfolio turnover                                                             50%         71%        44%        59%         40% (5)
____________________________________________________________________________________________________________________________________


(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

(5) The portfolio turnover is representative of the entire Fund for the year ended June 30, 2003.

See accompanying notes


                                                              (continues)     11

Financial highlights


Delaware Trend Fund Institutional Class


Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                              Six Months                          Year Ended
                                                                Ended      _________________________________________________________
                                                            12/31/06 (1)
                                                             (Unaudited)    6/30/06    6/30/05      6/30/04     6/30/03     6/30/02
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                            $23.560     $21.130    $20.830      $16.890     $16.370     $19.940

Income (loss) from investment operations:

Net investment loss (2)                                          (0.050)     (0.126)    (0.129)      (0.141)     (0.096)     (0.102)
Net realized and unrealized gain (loss) on investments            1.267       2.556      0.429        4.081       0.616      (3.468)
                                                               ________    ________    _______     ________    ________    ________

Total from investment operations                                  1.217       2.430      0.300        3.940       0.520      (3.570)
                                                               ________    ________    _______     ________    ________    ________

Less dividends and distributions from:

Net realized gain on investments                                 (3.327)          -          -            -           -           -
                                                               ________    ________    _______     ________    ________    ________

Total dividends and distributions                                (3.327)          -          -            -           -           -
                                                               ________    ________    _______     ________    ________    ________

Net asset value, end of period                                  $21.450     $23.560    $21.130      $20.830     $16.890     $16.370
                                                               ________    ________    _______     ________    ________    ________

Total return (3)                                                  6.27%      11.50%      1.44%       23.33%       3.18%     (17.90%)

Ratios and supplemental data:

Net assets, end of period (000 omitted)                        $199,495    $263,962   $275,712     $362,336    $286,632    $213,433
Ratio of expenses to average net assets                           1.16%       1.11%      1.10%        1.20%       1.20%       1.16%
Ratio of expenses to average net assets
     prior to expense limitation and expenses paid indirectly     1.17%       1.11%      1.10%        1.20%       1.20%       1.16%
Ratio of net investment loss to average net assets               (0.49%)     (0.57%)    (0.68%)      (0.76%)     (0.68%)     (0.62%)
Ratio of net investment loss to average net assets
     prior to expense limitation and expenses paid indirectly    (0.50%)     (0.57%)    (0.68%)      (0.76%)     (0.68%)     (0.62%)
Portfolio turnover                                                  50%         72%        44%          59%         40%         47%
____________________________________________________________________________________________________________________________________


(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Notes to financial statements


Delaware Trend Fund

December 31, 2006 (Unaudited)


Delaware Group Equity Funds III (the "Trust") is organized as a Delaware statutory trust and offers three series: Delaware American Services Fund, Delaware Small Cap Growth Fund, and Delaware Trend Fund. These financial statements and the related notes pertain to Delaware Trend Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek capital appreciation by investing primarily in securities of emerging or other growth-oriented companies.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation - Equity securities, except those traded on the Nasdaq
Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., goverment actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Fund net asset value calculations as late as the Fund's last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on December 31, 2007. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities


                                                              (continues)     13

Notes to financial statements


Delaware Trend Fund


1. Significant Accounting Policies (continued)

sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $2,780 for the six months ended December 31, 2006. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Effective November 1, 2006, DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure the annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 1.11% of average daily net assets of the Fund through October 31, 2007. Prior to November 1, 2006, the Fund had no expense limitation in effect.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee computed at the annual rate of 0.04% of such Fund's average daily net assets for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. The Board of Trustees has adopted a formula for calculating 12b-1 plan fees for the Fund's Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the 0.10% and 0.30% rates described above. DDLP has contracted to limit distribution and service fees through October 31, 2007 for Class R shares to no more 0.50% of average daily net assets. Institutional Class shares pay no distribution and service expenses.

At December 31, 2006, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC                              $631,722
Dividend disbursing, transfer agent, accounting
     and administration fees and other expenses
     payable to DSC                                                    257,870
Distribution fee payable to DDLP                                       343,373
Other expenses payable to DMC and affiliates*                          121,348

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates' employees. For the six months ended December 31, 2006, the Fund was charged $28,173 for internal legal and tax services provided by DMC and/or its affililates' employees.

For the six months ended December 31, 2006, DDLP earned $14,338 for commissions on sales of the Fund's Class A shares. For the six months ended December 31, 2006, DDLP received gross contingent deferred sales charge commissions of $104, $67,846 and $2,101 on redemption of the Fund's Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees' fees and benefits include expenses accrued by the Fund for each Trustee's retainer, per meeting fees and retirement benefits. Independent Trustees with over five years of uninterrupted service are eligible to participate in a retirement plan that provides for the payment of benefits upon retirement. The amount of the retirement benefit is determined based on factors set forth in the plan, including the number of years of service. On November 16, 2006, the Board of Trustees of the Fund unanimously voted to terminate the retirement plan. Payments equal to the net present value of the earned benefits will be made in 2007 to those independent trustees so entitled. The retirement benefit payout for the Fund is $136,638. Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Investments

For the six months ended December 31, 2006, the Fund made purchases of $272,923,276 and sales of $426,499,788 of investment securities other than short-term investments.

At December 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final characteristics cannot be determined until fiscal year end. At December 31, 2006, the cost of investments was $1,055,307,402. At December 31, 2006, the net unrealized appreciation was $244,652,621, of which $302,038,541 related to unrealized appreciation of investments and $57,385,920 related to unrealized depreciation of investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. There were no dividends and distributions paid during the year ended June 30, 2006. The tax character of dividends and distributions paid during the six months ended December 31, 2006 was as follows:


                                                                     Six Months
                                                                       Ended
                                                                      12/31/06*

Long-term capital gain                                              $172,032,994


*Tax information for the six months ended December 31, 2006 is an estimate and the tax character of dividends may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since the final tax characteristics cannot be determined until fiscal year end. As of December 31, 2006, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest                                     $  758,829,996
Undistributed ordinary income                                          8,747,019
Undistributed long-term capital gains                                 22,196,632
Unrealized appreciation of investments                               244,652,621
                                                                  ______________

Net assets                                                        $1,034,426,268
                                                                  ______________


The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications.

For the six months ended December 31, 2006, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Accumulated net investment loss                                     $ 4,731,037
Accumulated net realized gain (loss)                                 (4,731,037)


6. Capital Shares

Transactions in capital shares were as follows:

                                                   Six Months           Year
                                                     Ended              Ended
                                                    12/31/06           6/30/06

Shares sold:
     Class A                                        1,868,163         4,469,015
     Class B                                           57,267           189,657
     Class C                                          146,042           513,250
     Class R                                           68,730           195,695
     Institutional Class                              791,360         3,404,640


Shares issued upon reinvestment of
     dividends and distributions:
     Class A                                        4,909,139                 -
     Class B                                          997,030                 -
     Class C                                        1,017,959                 -
     Class R                                           25,955                 -
     Institutional Class                            1,657,448                 -
                                                  ___________        __________

                                                   11,539,093         8,772,257
                                                  ___________        __________

Shares repurchased:
     Class A                                       (6,025,815)      (11,255,751)
     Class B                                       (1,096,062)       (2,136,176)
     Class C                                       (1,389,817)       (2,323,651)
     Class R                                          (52,827)         (387,803)
     Institutional Class                           (4,350,687)       (5,246,279)
                                                  ___________       ___________

                                                  (12,915,208)      (21,349,660)
                                                  ___________       ___________

Net decrease                                       (1,376,115)      (12,577,403)
                                                  ___________       ___________


For the six months ended December 31, 2006 and the year ended June 30, 2006, 181,379 Class B shares were converted to 159,635 Class A shares valued at $3,194,319 and 436,740 Class B shares were converted to 393,203 Class A shares valued at $8,724,587, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and in the Statements of Changes in Net Assets.


                                                              (continues)     15

Notes to financial statements


Delaware Trend Fund


7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments(R) Family of Funds (the "Participants"), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of December 31, 2006, or at any time during the period then ended.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poors Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At December 31, 2006, the market value of the securities on loan was $248,561,914, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Securities Lending Collateral."

9. Credit and Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At December 31, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

About the organization

This semiannual report is for the information of Delaware Trend Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Trend Fund and the Delaware Investments(R) Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees


Patrick P. Coyne

Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett

Private Investor
Rosemont, PA

John A. Fry

President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr

Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth

Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven

Consultant
ARL Associates
New York, NY

Thomas F. Madison

President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans

Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher

Founder
Investor Analytics
Scottsdale, AZ


Affiliated officers


David F. Connor

Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

David P. O'Connor

Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

John J. O'Connor

Senior Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus

Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA


Contact information


Investment manager

Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor

Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent

Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders

800 523-1918

For securities dealers and financial
institutions representatives only

800 362-7500

Web site

www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.

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Please call our Shareholder Service Center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern Time, for assistance with any questions.




[DELAWARE INVESTMENTS LOGO]










(1384)                                                        Printed in the USA
SA-003 [12/06] CGI 2/07                                     MF-07-01-379 PO11594

Item 2.  Code of Ethics

     Not applicable.

Item 3.  Audit Committee Financial Expert

     Not applicable.

Item 4.  Principal Accountant Fees and Services

     Not applicable.

Item 5.  Audit Committee of Listed Registrants

     Not applicable.

Item 6.  Schedule of Investments

     Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     (b) Management has made changes that have materially affected, or are reasonably likely to materially affect, registrant's internal controls over financial reporting. To seek to increase the controls' effectiveness, these changes provide for enhanced review of contracts relating to complex transactions and the applicability of generally accepted accounting principles to such transactions, including enhanced consultation with registrant's independent public accountants in connection with such reviews.

     Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

Item 12. Exhibits

(a) (1) Code of Ethics

        Not applicable.

    (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

    (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

        Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant:


PATRICK P. COYNE
________________________________

By:    Patrick P. Coyne
Title: Chief Executive Officer
Date:  March 9, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


PATRICK P. COYNE
______________________________

By:    Patrick P. Coyne
Title: Chief Executive Officer
Date:  March 9, 2007


RICHARD SALUS
______________________________

By:    Richard Salus
Title: Chief Financial Officer
Date:  March 9, 2007